UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07674

TRANSAMERICA PARTNERS FUNDS GROUP

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, General Counsel, 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – March 31, 2017

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of March 31, 2017 are attached.

Transamerica Partners Funds Group

Transamerica Asset Allocation Funds

Quarterly Schedules of Investments

March 31, 2017

Money Market Fund

Transamerica Partners Government Money Market

Bond Funds

Transamerica Partners High Quality Bond

Transamerica Partners Inflation-Protected Securities

Balanced Fund

Transamerica Partners Balanced

Stock Funds

Transamerica Partners Large Value

Transamerica Partners Stock Index

Transamerica Partners Small Value

The above funds, except for Transamerica Partners Stock Index Fund, are fully invested in a corresponding series of Transamerica Partners Portfolios which are located in this report.

Transamerica Partners Stock Index Fund is fully invested in the S&P 500 Index Master Portfolio which is located in this report.

The following schedule reflects each Fund’s Percentage of Interest in the Series of Transamerica Partners Portfolio or S&P 500 Index Master Portfolio, including any open receivable or payable, at March 31, 2017.

Fund	Percentage of Interest in Series Portfolio or MP
Government Money Market	66.20%
High Quality Bond	31.41
Inflation-Protected Securities	47.96
Balanced	60.31
Large Value	30.64
Stock Index	2.50
Small Value	60.36

Asset Allocation Funds

Transamerica Asset Allocation – Short Horizon

Transamerica Asset Allocation – Short/Intermediate Horizon

Transamerica Asset Allocation – Intermediate Horizon

Transamerica Asset Allocation – Intermediate/Long Horizon

Transamerica Asset Allocation – Long Horizon

The above funds are “fund of funds” fully invested in various funds of the Transamerica Partners Funds Group and Transamerica Funds.

Transamerica Asset Allocation – Short Horizon

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 2.1%
Transamerica International Equity (A) (B)	228,462	$ 4,020,931

Money Market Fund - 0.2%
Transamerica Partners Government Money Market (B) (C)	383,403	383,402

U.S. Equity Funds - 8.8%
Transamerica Large Growth (A) (B)	642,422	6,462,767
Transamerica Partners Large Value (C)	216,594	6,324,533
Transamerica Small Cap Core (A) (B)	348,809	4,053,162

		16,840,462

U.S. Fixed Income Funds - 88.9%
Transamerica High Yield Bond (A)	2,233,699	20,818,073
Transamerica Intermediate Bond (A)	8,669,591	87,389,480
Transamerica Partners High Quality Bond (C)	2,908,065	32,250,444
Transamerica Partners Inflation-Protected Securities (C)	2,696,962	30,017,185

		170,475,182

Total Investment Companies (Cost $193,115,044)		191,719,977

Total Investments (Cost $193,115,044) (D)		191,719,977
Net Other Assets (Liabilities) - (0.0)% (E)		(16,041)

Net Assets - 100.0%		$ 191,703,936

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$191,719,977	$—	$—	$191,719,977

Total Investments	$191,719,977	$—	$—	$191,719,977

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class R shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing securities.
(C)	Investment in shares of an affiliated fund of Transamerica Partners Funds Group.
(D)

Aggregate cost for federal income tax purposes is $193,115,044. Aggregate gross unrealized appreciation and depreciation for all securities is $2,191,466 and $3,586,533, respectively. Net unrealized depreciation for tax purposes is $1,395,067.

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Funds	Page 1	March 31, 2017 Form N-Q

Transamerica Asset Allocation – Short/Intermediate Horizon

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 7.1%
Transamerica International Equity (A) (B)	713,571	$ 12,558,857

Money Market Fund - 0.4%
Transamerica Partners Government Money Market (B) (C)	730,375	730,375

U.S. Equity Funds - 24.8%
Transamerica Large Growth (A) (B)	1,607,105	16,167,473
Transamerica Mid Cap Growth (A) (B)	292,840	3,897,701
Transamerica Mid Cap Growth (B) (D)	758	10,092
Transamerica Mid Cap Value Opportunities (A) (B)	313,747	3,780,645
Transamerica Partners Large Value (C)	556,189	16,240,718
Transamerica Small Cap Core (A) (B)	328,249	3,814,253

		43,910,882

U.S. Fixed Income Funds - 67.7%
Transamerica High Yield Bond (A)	1,626,201	15,156,195
Transamerica Intermediate Bond (A)	5,692,024	57,375,600
Transamerica Partners High Quality Bond (C)	2,192,854	24,318,750
Transamerica Partners Inflation-Protected Securities (C)	2,080,697	23,158,156

		120,008,701

Total Investment Companies (Cost $177,585,802)		177,208,815

Total Investments (Cost $177,585,802) (E)		177,208,815
Net Other Assets (Liabilities) - (0.0)% (F)		(15,112)

Net Assets - 100.0%		$ 177,193,703

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$177,208,815	$—	$—	$177,208,815

Total Investments	$177,208,815	$—	$—	$177,208,815

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class R shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing securities.
(C)	Investment in shares of an affiliated fund of Transamerica Partners Funds Group.
(D)	Investment in the Class I3 shares of the affiliated series of Transamerica Funds.
(E)

Aggregate cost for federal income tax purposes is $177,585,802. Aggregate gross unrealized appreciation and depreciation for all securities is $2,710,915 and $3,087,902, respectively. Net unrealized depreciation for tax purposes is $376,987.

(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Funds	Page 1	March 31, 2017 Form N-Q

Transamerica Asset Allocation – Intermediate Horizon

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 11.7%
Transamerica International Equity (A) (B)	1,818,360	$ 32,003,137

Money Market Fund - 0.1%
Transamerica Partners Government Money Market (B) (C)	376,701	376,701

U.S. Equity Funds - 41.7%
Transamerica Large Growth (A) (B)	3,895,696	39,190,701
Transamerica Mid Cap Growth (A) (B)	684,849	9,115,340
Transamerica Mid Cap Value Opportunities (A) (B)	740,026	8,917,319
Transamerica Partners Large Value (C)	1,331,992	38,894,161
Transamerica Partners Small Value (C)	479,847	8,474,090
Transamerica Small Cap Growth (A) (B)	1,402,974	9,329,778

		113,921,389

U.S. Fixed Income Funds - 46.5%
Transamerica High Yield Bond (A)	1,778,049	16,571,418
Transamerica Intermediate Bond (A)	5,957,405	60,050,638
Transamerica Partners High Quality Bond (C)	1,833,254	20,330,783
Transamerica Partners Inflation-Protected Securities (C)	2,687,388	29,910,625

		126,863,464

Total Investment Companies (Cost $267,441,030)		273,164,691

Total Investments (Cost $267,441,030) (D)		273,164,691
Net Other Assets (Liabilities) - (0.0)% (E)		(23,264)

Net Assets - 100.0%		$ 273,141,427

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$273,164,691	$—	$—	$273,164,691

Total Investments	$273,164,691	$—	$—	$273,164,691

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class R shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing securities.
(C)	Investment in shares of an affiliated fund of Transamerica Partners Funds Group.
(D)

Aggregate cost for federal income tax purposes is $267,441,030. Aggregate gross unrealized appreciation and depreciation for all securities is $8,468,458 and $2,744,797, respectively. Net unrealized appreciation for tax purposes is $5,723,661.

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Funds	Page 1	March 31, 2017 Form N-Q

Transamerica Asset Allocation – Intermediate/Long Horizon

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 16.2%
Transamerica International Equity (A) (B)	1,554,172	$ 27,353,426

Money Market Fund - 0.1%
Transamerica Partners Government Money Market (B) (C)	217,560	217,560

U.S. Equity Funds - 55.9%
Transamerica Large Growth (A) (B)	3,167,408	31,864,124
Transamerica Mid Cap Growth (A) (B)	635,783	8,462,275
Transamerica Mid Cap Value Opportunities (A) (B)	685,140	8,255,942
Transamerica Partners Large Value (C)	1,014,688	29,628,889
Transamerica Partners Small Value (C)	454,618	8,028,562
Transamerica Small Cap Growth (A) (B)	1,271,579	8,456,003

		94,695,795

U.S. Fixed Income Funds - 27.8%
Transamerica High Yield Bond (A)	730,890	6,811,894
Transamerica Intermediate Bond (A)	2,329,267	23,479,016
Transamerica Partners High Quality Bond (C)	278,658	3,090,319
Transamerica Partners Inflation-Protected Securities (C)	1,227,716	13,664,482

		47,045,711

Total Investment Companies (Cost $158,575,603)		169,312,492

Total Investments (Cost $158,575,603) (D)		169,312,492
Net Other Assets (Liabilities) - (0.0)% (E)		(14,441)

Net Assets - 100.0%		$ 169,298,051

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$169,312,492	$—	$—	$169,312,492

Total Investments	$169,312,492	$—	$—	$169,312,492

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class R shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing securities.
(C)	Investment in shares of an affiliated fund of Transamerica Partners Funds Group.
(D)

Aggregate cost for federal income tax purposes is $158,575,603. Aggregate gross unrealized appreciation and depreciation for all securities is $12,197,071 and $1,460,182, respectively. Net unrealized appreciation for tax purposes is $10,736,889.

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Funds	Page 1	March 31, 2017 Form N-Q

Transamerica Asset Allocation – Long Horizon

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 21.1%
Transamerica International Equity (A) (B)	982,275	$ 17,288,035

Money Market Fund - 0.3%
Transamerica Partners Government Money Market (B) (C)	235,572	235,572

U.S. Equity Funds - 69.3%
Transamerica Large Growth (A) (B)	1,845,822	18,568,967
Transamerica Mid Cap Growth (A) (B)	389,655	5,186,315
Transamerica Mid Cap Value Opportunities (A) (B)	451,230	5,437,323
Transamerica Partners Large Value (C)	591,882	17,282,945
Transamerica Partners Small Value (C)	289,138	5,106,173
Transamerica Small Cap Growth (A) (B)	798,875	5,312,518

		56,894,241

U.S. Fixed Income Funds - 9.3%
Transamerica High Yield Bond (A)	168,970	1,574,802
Transamerica Intermediate Bond (A)	306,552	3,090,044
Transamerica Partners High Quality Bond (C)	35,162	389,948
Transamerica Partners Inflation-Protected Securities (C)	230,568	2,566,220

		7,621,014

Total Investment Companies (Cost $73,313,779)		82,038,862

Total Investments (Cost $73,313,779) (D)		82,038,862
Net Other Assets (Liabilities) - (0.0)% (E)		(6,950)

Net Assets - 100.0%		$ 82,031,912

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$82,038,862	$—	$—	$82,038,862

Total Investments	$82,038,862	$—	$—	$82,038,862

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class R shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing securities.
(C)	Investment in shares of an affiliated fund of Transamerica Partners Funds Group.
(D)

Aggregate cost for federal income tax purposes is $73,313,779. Aggregate gross unrealized appreciation and depreciation for all securities is $9,117,680 and $392,597, respectively. Net unrealized appreciation for tax purposes is $8,725,083.

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Asset Allocation Funds	Page 1	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At March 31, 2017

(unaudited)

1. ORGANIZATION

Transamerica Partners Funds Group II (the “Trust”), a Massachusetts business trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The Trust is composed of sixteen different series that are separate investment funds. Five of the series are doing business as Transamerica Asset Allocation Funds, which are non-diversified open-end management companies as defined by the 1940 Act. The funds (each, a “Fund” and collectively, the “Funds”) are listed below. Each Fund invests substantially all of its investable assets among certain series of Transamerica Partners Funds Group (“Funds Group”) and the Transamerica Funds. Certain series of the Funds Group invest substantially all of their investable assets in a corresponding series of the Transamerica Partners Portfolios (the “Series Portfolio”).

Fund
Transamerica Asset Allocation – Short Horizon (“Short Horizon”)
Transamerica Asset Allocation – Short/Intermediate Horizon (“Short/Intermediate Horizon”)
Transamerica Asset Allocation – Intermediate Horizon (“Intermediate Horizon”)
Transamerica Asset Allocation – Intermediate/Long Horizon (“Intermediate/Long Horizon”)
Transamerica Asset Allocation – Long Horizon (“Long Horizon”)

The Funds’ Board of Trustees (the “Board”) approved the reorganization of each Fund (the “Target Funds”) into a new series of Transamerica Funds (the “Destination Funds”).

The proposed reorganizations into newly organized Destination Funds are as follows:

Target Fund	Destination Fund
Short Horizon	Transamerica Asset Allocation Short Horizon
Short/Intermediate Horizon	Transamerica Asset Allocation Intermediate Horizon
Intermediate Horizon
Intermediate/Long Horizon	Transamerica Asset Allocation Long Horizon
Long Horizon

Each proposed reorganization is subject to Target Fund shareholder approval and other closing conditions. If the reorganizations are consummated, Target Fund shareholders will receive newly-issued Class R shares of the corresponding Destination Fund.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds. TAM provides continuous and regular investment management services to the Funds. TAM is responsible for the day-to-day management of the Funds. TAM makes day-to-day securities purchase and sale decisions without the use of a sub-adviser and selects the combination and amount of underlying Series Portfolios to invest in based on each Fund’s investment objective. For each of the Series Portfolio, TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations to the Series Portfolio.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of fund investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

Transamerica Asset Allocation Funds	Page 1	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investments, if any, are recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Funds are from investments in shares of affiliated investments. Income or short-term capital gain distributions received from affiliated investments are recorded as dividend income. Long-term capital gain distributions received from affiliated investments are recorded as realized gains.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Fund’s investment in a corresponding series of the Funds Group is valued at the NAV per share of each underlying fund at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments, at March 31, 2017, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Asset Allocation Funds	Page 2	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

3. SECURITY VALUATION (continued)

Fair value measurements: Each Fund invests substantially all of its investable assets among certain series of the Funds Group and certain series of the Funds Group invests substantially all of its investable assets in the Series Portfolio. The summary of the inputs used for each Series Portfolio, in valuing each Portfolio’s assets carried at fair value are discussed in the Security Valuation section of the Series Portfolio’s Notes to Schedules of Investments, which are attached to this report. Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the NAV of the underlying funds. These investments are actively traded and no valuation adjustments are applied. Investment companies are categorized in Level 1 of the fair value hierarchy. Each Fund records its investment in the series of its respective Funds Group at value. The valuation policies of the underlying series of the Funds Group are discussed in the Significant Accounting Policies section of the Funds Group’s Notes to Schedules of Investments, which are attached to this report.

4. AFFILIATES AND AFFILIATED TRANSACTIONS

For the period ended March 31, 2017, the Funds’ transactions in and earnings from investments in affiliates of TAM are as follows:

Short Horizon	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica High Yield Bond (B)	$19,696,812	$1,196,091	$(293,862)	$2,845	$216,187	$20,818,073	$302,728	$—
Transamerica Intermediate Bond (C)	83,664,982	4,580,785	(1,232,165)	49,318	326,560	87,389,480	471,312	—
Transamerica International Equity (D)	3,642,234	187,724	(55,401)	4,357	242,017	4,020,931	9,051	—
Transamerica Large Growth (E)	5,709,015	591,953	(88,866)	21,220	229,445	6,462,767	16,420	307,524
Transamerica Partners Government Money Market	443,394	12,860,372	(12,920,364)	—	—	383,402	—	—
Transamerica Partners High Quality Bond	31,062,572	1,615,660	(456,243)	(20,874)	49,329	32,250,444	96,941	—
Transamerica Partners Inflation-Protected Securities	28,619,404	1,556,646	(422,431)	(28,805)	292,371	30,017,185	55,794	—
Transamerica Partners Large Value	6,032,871	283,093	(90,218)	41,878	56,909	6,324,533	15,083	—
Transamerica Small Cap Core (H)	3,905,612	178,673	(57,673)	21,668	4,882	4,053,162	—	—

Total	$182,776,896	$23,050,997	$(15,617,223)	$91,607	$1,417,700	$191,719,977	$967,329	$307,524

Short/Intermediate Horizon	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica High Yield Bond (B)	$15,272,951	$263,292	$(552,490)	$(29,843)	$202,285	$15,156,195	$223,318	$—
Transamerica Intermediate Bond (C)	58,729,124	483,677	(2,097,535)	(106,862)	367,196	57,375,600	313,788	—
Transamerica International Equity (D)	12,144,059	63,911	(449,619)	(12,973)	813,479	12,558,857	28,933	—
Transamerica Large Growth (E)	16,281,650	887,417	(1,712,581)	212,076	498,911	16,167,473	44,982	842,434
Transamerica Mid Cap Growth (F)	3,769,459	81,882	(140,231)	(35,494)	222,085	3,897,701	5,079	76,804
Transamerica Mid Cap Growth	—	9,994	—	—	98	10,092	—	—
Transamerica Mid Cap Value Opportunities (G)	4,015,242	152,654	(419,456)	109,640	(77,435)	3,780,645	61,749	80,912
Transamerica Partners Government Money Market	359,399	8,278,917	(7,907,941)	—	—	730,375	—	—
Transamerica Partners High Quality Bond	25,044,018	144,099	(891,889)	(38,112)	60,634	24,318,750	74,143	—
Transamerica Partners Inflation-Protected Securities	23,679,996	112,635	(846,273)	(75,518)	287,316	23,158,156	43,681	—
Transamerica Partners Large Value	16,485,499	81,726	(597,206)	171,316	99,383	16,240,718	39,253	—
Transamerica Small Cap Core (H)	3,918,110	9,993	(139,588)	36,724	(10,986)	3,814,253	—	—

Total	$179,699,507	$10,570,197	$(15,754,809)	$230,954	$2,462,966	$177,208,815	$834,926	$1,000,150

Intermediate Horizon	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (A)	Value March 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica High Yield Bond (B)	$16,762,306	$243,828	$(624,956)	$(22,888)	$213,128	$16,571,418	$243,829	$—
Transamerica Intermediate Bond (C)	61,719,710	327,948	(2,270,406)	(93,129)	366,515	60,050,638	327,948	—
Transamerica International Equity (D)	31,068,557	73,795	(1,184,491)	(22,532)	2,067,808	32,003,137	73,796	—
Transamerica Large Growth (E)	36,991,492	2,010,075	(1,442,881)	275,544	1,356,471	39,190,701	101,888	1,908,187
Transamerica Mid Cap Growth (F)	8,825,130	191,123	(337,681)	(78,094)	514,862	9,115,340	11,855	179,269
Transamerica Mid Cap Value Opportunities (G)	8,869,523	335,983	(334,320)	102,014	(55,881)	8,917,319	145,426	190,557
Transamerica Partners Government Money Market	644,260	10,450,048	(10,717,607)	—	—	376,701	—	—
Transamerica Partners High Quality Bond	21,020,814	61,891	(770,884)	(33,980)	52,942	20,330,783	61,891	—
Transamerica Partners Inflation-Protected Securities	30,711,125	56,332	(1,131,409)	(102,598)	377,175	29,910,625	56,332	—
Transamerica Partners Large Value	39,626,789	93,864	(1,479,305)	560,377	92,436	38,894,161	93,864	—
Transamerica Partners Small Value	8,885,940	—	(324,495)	111,333	(198,688)	8,474,090	—	—
Transamerica Small Cap Growth (I)	9,277,670	266,438	(345,576)	59,542	71,704	9,329,778	16,197	250,241

Total	$274,403,316	$14,111,325	$(20,964,011)	$755,589	$4,858,472	$273,164,691	$1,133,026	$2,528,254

Transamerica Asset Allocation Funds	Page 3	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

4. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Intermediate/Long Horizon	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (A)	Value March 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica High Yield Bond (B)	$6,854,654	$100,358	$(220,226)	$5,433	$71,675	$6,811,894	$100,358	$—
Transamerica Intermediate Bond (C)	24,006,536	128,402	(762,257)	(38,461)	144,796	23,479,016	128,402	—
Transamerica International Equity (D)	26,417,021	63,121	(869,957)	136,652	1,606,589	27,353,426	63,120	—
Transamerica Large Growth (E)	29,920,193	1,635,498	(1,009,750)	387,425	930,758	31,864,124	82,901	1,552,597
Transamerica Mid Cap Growth (F)	8,150,401	177,561	(269,304)	(13,034)	416,651	8,462,275	11,013	166,548
Transamerica Mid Cap Value Opportunities (G)	8,169,137	311,486	(265,911)	159,100	(117,870)	8,255,942	134,823	176,663
Transamerica Partners Government Money Market	298,510	5,630,614	(5,711,564)	—	—	217,560	—	—
Transamerica Partners High Quality Bond	3,178,647	9,420	(100,609)	(4,674)	7,535	3,090,319	9,420	—
Transamerica Partners Inflation-Protected Securities	13,957,480	25,770	(443,708)	(42,891)	167,831	13,664,482	25,770	—
Transamerica Partners Large Value	30,030,560	71,601	(966,299)	557,693	(64,666)	29,628,889	71,601	—
Transamerica Partners Small Value	8,375,131	—	(262,861)	174,505	(258,213)	8,028,562	—	—
Transamerica Small Cap Growth (I)	8,365,200	241,662	(268,642)	162,371	(44,588)	8,456,003	14,691	226,971

Total	$167,723,470	$8,395,493	$(11,151,088)	$1,484,119	$2,860,498	$169,312,492	$642,099	$2,122,779

Long Horizon	Value December 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (A)	Value March 31, 2017	Dividend Income	Net Capital Gain Distributions
Transamerica High Yield Bond (B)	$1,580,245	$23,152	$(46,508)	$743	$17,170	$1,574,802	$23,152	$—
Transamerica Intermediate Bond (C)	2,974,782	190,308	(88,686)	(4,495)	18,135	3,090,044	16,861	—
Transamerica International Equity (D)	16,649,414	39,582	(500,870)	67,129	1,032,780	17,288,035	39,582	—
Transamerica Large Growth (E)	17,387,268	945,636	(534,991)	208,519	562,535	18,568,967	47,933	897,703
Transamerica Mid Cap Growth (F)	4,981,176	107,971	(150,643)	(6,280)	254,091	5,186,315	6,697	101,274
Transamerica Mid Cap Value Opportunities (G)	5,365,076	204,696	(159,683)	102,900	(75,666)	5,437,323	88,600	116,096
Transamerica Partners Government Money Market	80,640	2,618,032	(2,463,100)	—	—	235,572	—	—
Transamerica Partners High Quality Bond	377,067	23,638	(11,080)	(382)	705	389,948	1,186	—
Transamerica Partners Inflation-Protected Securities	2,475,959	140,921	(73,305)	(6,035)	28,680	2,566,220	4,829	—
Transamerica Partners Large Value	17,468,153	41,674	(513,973)	297,822	(10,731)	17,282,945	41,675	—
Transamerica Partners Small Value	5,311,664	—	(153,457)	102,223	(154,257)	5,106,173	—	—
Transamerica Small Cap Growth (I)	5,240,743	150,637	(153,875)	93,444	(18,431)	5,312,518	9,157	141,480

Total	$79,892,187	$4,486,247	$(4,850,171)	$855,588	$1,655,011	$82,038,862	$279,672	$1,256,553

(A)	Does not reflect certain tax adjustments.
(B)	Includes activity from Transamerica Partners High Yield Bond, which merged into Transamerica High Yield Bond following the close of business on March 24, 2017.
(C)	Includes activity from Transamerica Partners Core Bond, which merged into Transamerica Intermediate Bond following the close of business on March 24, 2017.
(D)	Includes activity from Transamerica Partners International Equity, which merged into Transamerica International Equity following the close of business on March 10, 2017.
(E)	Includes activity from Transamerica Partners Large Growth, which merged into Transamerica Large Growth following the close of business on March 10, 2017.
(F)	Includes activity from Transamerica Partners Mid Growth, which merged into Transamerica Mid Cap Growth following the close of business on March 10, 2017.
(G)	Includes activity from Transamerica Partners Mid Value, which merged into Transamerica Mid Cap Value Opportunities following the close of business on March 24, 2017.
(H)	Includes activity from Transamerica Partners Small Core, which merged into Transamerica Small Cap Core following the close of business on March 10, 2017.
(I)	Includes activity from Transamerica Partners Small Growth, which merged into Transamerica Small Cap Growth following the close of business on March 10, 2017.

Transamerica Asset Allocation Funds	Page 4	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

5. NEW ACCOUNTING PRONOUNCEMENT

In October 2016, the Securities and Exchange Commission adopted new rules and amended existing rules (together the, “Final Rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the Final Rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements.

6. SUBSEQUENT EVENTS

Effective May 19, 2017, the following Target Funds consummated their reorganization:

Short Horizon

Short/Intermediate Horizon

Intermediate Horizon

Intermediate/Long Horizon

Long Horizon

Management has evaluated subsequent events through the date of issuance of this report, and determined that no other material events or transactions would require recognition or disclosure.

Transamerica Asset Allocation Funds	Page 5	March 31, 2017 Form N-Q

Transamerica Partners Portfolios

Transamerica Partners Government Money Market Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.3%
Federal Agricultural Mortgage Corp.
0.83% (A), 04/03/2018	$ 13,500,000	$ 13,500,000
5.13%, 04/19/2017 (B)	25,000,000	25,054,467
Federal Farm Credit Banks
0.89% (A), 09/28/2018	13,500,000	13,501,902
0.91% (A), 08/01/2017	2,740,000	2,740,095
0.98% (A), 04/20/2017	350,000	349,991
0.99% (A), 04/17/2017	5,950,000	5,949,950
1.00% (A), 11/13/2017	12,100,000	12,100,388
1.03% (A), 06/22/2017	12,100,000	12,099,725
Federal Home Loan Banks
0.83% (A), 01/18/2019	12,700,000	12,705,415
0.89% (A), 06/01/2018	13,500,000	13,500,000
0.98% (A), 10/04/2017	24,000,000	24,001,967
1.03% (A), 08/25/2017	9,600,000	9,601,683
1.06% (A), 10/27/2017	20,500,000	20,500,000
1.09% (A), 12/18/2017	7,500,000	7,507,589
Federal Home Loan Mortgage Corp.
0.75% (A), 08/10/2018, MTN	26,500,000	26,500,000
Federal National Mortgage Association
1.10% (A), 03/21/2018	15,500,000	15,541,953

Total U.S. Government Agency Obligations (Cost $215,155,125)		215,155,125

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.1%
Federal Agricultural Mortgage Corp.
0.89% (A), 05/09/2017	12,200,000	12,199,871
1.00% (A), 08/25/2017	12,500,000	12,500,253
Federal Farm Credit Discount Notes
0.66% (C), 08/07/2017	5,000,000	4,988,444
0.72% (C), 09/08/2017	14,000,000	13,955,822
Federal Home Loan Bank Discount Notes
0.54% (C), 05/02/2017	28,000,000	27,987,101
0.55% (C), 04/28/2017	25,000,000	24,989,838
0.59% (C), 05/03/2017 - 05/05/2017	40,263,000	40,241,437
0.77% (C), 05/17/2017	24,000,000	23,976,693
0.80% (C), 06/21/2017	24,500,000	24,456,727
Federal Home Loan Banks
0.79% (A), 06/01/2017	12,200,000	12,199,691
0.93% (A), 07/12/2017	14,600,000	14,600,000
1.04% (A), 04/19/2017	19,300,000	19,300,000

Total Short-Term U.S. Government Agency Obligations (Cost $231,395,877)		231,395,877

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 7.8%
U.S. Treasury Bill
0.60% (C), 06/01/2017	25,000,000	24,975,007
0.65% (C), 06/22/2017	34,300,000	34,249,998
0.66% (C), 06/29/2017	12,300,000	12,280,235

Total Short-Term U.S. Government Obligations (Cost $71,505,240)		71,505,240

REPURCHASE AGREEMENTS - 43.7%
Barclays Capital, Inc. 0.78% (C), dated 03/31/2017, to be repurchased at $63,604,134 on 04/03/2017. Collateralized by U.S. Government Agency Obligations and a U.S. Government Obligation, 1.50% - 6.60%, due 12/31/2018 - 11/25/2046, and with a total value of $65,331,075.	63,600,000	63,600,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Barclays Capital, Inc. 1.01% (C), dated 03/23/2017, to be repurchased at $34,057,233 on 05/22/2017. Collateralized by U.S. Government Agency Obligations and a U.S. Government Obligation, 1.50% - 5.67%, due 12/31/2018 - 09/25/2046, and with a total value of $35,088,067. (D)

	$ 4,000,000	$ 34,000,000
Deutsche Bank Securities, Inc. 0.81% (C), dated 03/31/2017, to be repurchased at $15,001,013 on 04/03/2017. Collateralized a U.S. Government Obligation, 0.78% (C), due 06/22/2017, and with a value of $15,300,025.	15,000,000	15,000,000
Goldman Sachs & Co. 0.79% (C), dated 03/31/2017, to be repurchased at $38,402,528 on 04/03/2017. Collateralized by U.S. Government Agency Obligations, 2.58% - 4.50%, due 07/01/2022 - 04/01/2046, and with a total value of $39,168,000.	38,400,000	38,400,000
ING Financial Markets LLC 0.77% (C), dated 03/31/2017, to be repurchased at $84,605,429 on 04/03/2017. Collateralized by U.S. Government Agency Obligations, 0.88% - 1.75%, due 10/26/2017 - 09/12/2019, and with a total value of $86,293,532.	84,600,000	84,600,000
Jefferies LLC 0.95% (C), dated 03/31/2017, to be repurchased at $47,803,784 on 04/03/2017. Collateralized by U.S. Government Agency Obligations, 3.50%, due 01/20/2047 - 04/01/2047, and with a total value of $48,756,000.	47,800,000	47,800,000
Nomura Securities International, Inc. 0.80% (C), dated 03/31/2017, to be repurchased at $119,007,933 on 04/03/2017. Collateralized by U.S. Government Agency Obligations, 1.10% - 9.00%, due 04/01/2017 - 10/20/2066, and with a total value of $121,380,000.	119,000,000	119,000,000
State Street Bank & Trust Co. 0.09% (C), dated 03/31/2017, to be repurchased at $378,266 on 04/03/2017. Collateralized by a U.S. Government Obligation, 1.75%, due 01/31/2023, and with a value of $388,014.	378,263	378,263

Total Repurchase Agreements (Cost $402,778,263)		402,778,263

Total Investments (Cost $920,834,505) (E)		920,834,505
Net Other Assets (Liabilities) - 0.1%		526,766

Net Assets - 100.0%		$ 921,361,271

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2017 Form N-Q

Transamerica Partners Government Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$215,155,125	$—	$215,155,125
Short-Term U.S. Government Agency Obligations	—	231,395,877	—	231,395,877
Short-Term U.S. Government Obligations	—	71,505,240	—	71,505,240
Repurchase Agreements	—	402,778,263	—	402,778,263

Total Investments	$—	$920,834,505	$—	$920,834,505

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2017.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of the 144A security is $25,054,467, representing 2.7% of the Portfolio’s net assets.

(C)	Rates disclosed reflect the yields at March 31, 2017.
(D)	Illiquid security. At March 31, 2017, value of the illiquid security is $34,000,000, representing 3.7% of the Portfolio’s net assets.
(E)	Aggregate cost for federal income tax purposes is $920,834,505.
(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2017 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 33.9%
American Express Credit Account Master Trust
Series 2014-2, Class A,
1.26%, 01/15/2020	$ 2,000,000	$ 2,000,374
Series 2014-3, Class A,
1.49%, 04/15/2020	1,000,000	1,001,042
Series 2014-4, Class A,
1.43%, 06/15/2020	1,500,000	1,501,079
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class D,
2.68%, 10/09/2018	1,287,320	1,287,549
Series 2013-2, Class C,
1.79%, 03/08/2019	654,555	654,927
Series 2013-3, Class C,
2.38%, 06/10/2019	774,137	776,380
Series 2014-3, Class D,
3.13%, 10/08/2020	1,270,000	1,286,582
Series 2015-4, Class C,
2.88%, 07/08/2021	750,000	756,093
Series 2016-1, Class C,
2.89%, 01/10/2022	950,000	959,555
Series 2016-4, Class B,
1.83%, 12/08/2021	1,000,000	989,769
Series 2017-1, Class C,
2.71%, 08/18/2022	1,000,000	1,003,927
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class B,
3.04%, 03/20/2019 (A)	850,000	856,427
Series 2014-1A, Class A,
2.46%, 07/20/2020 (A)	1,250,000	1,256,046
Series 2014-1A, Class B,
2.96%, 07/20/2020 (A)	375,000	376,989
Barclays Dryrock Issuance Trust
Series 2016-1, Class A,
1.52%, 05/16/2022	2,000,000	1,982,462
Capital Auto Receivables Asset Trust
Series 2015-4, Class C,
2.89%, 02/22/2021	1,630,000	1,654,514
Series 2016-1, Class B,
2.67%, 12/21/2020	1,000,000	1,013,139
Series 2016-2, Class B,
2.11%, 03/22/2021	1,000,000	1,000,053
Series 2016-3, Class C,
2.35%, 09/20/2021	725,000	716,500
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7,
5.75%, 07/15/2020	1,000,000	1,019,923
Series 2015-A1, Class A1,
1.39%, 01/15/2021	3,800,000	3,798,285
Series 2015-A8, Class A8,
2.05%, 08/15/2023	3,300,000	3,303,523
Series 2016-A3, Class A3,
1.34%, 04/15/2022	2,920,000	2,894,907
Series 2016-A4, Class A4,
1.33%, 06/15/2022	3,350,000	3,314,375
Series 2016-A6, Class A,
1.82%, 09/15/2022	2,015,000	2,013,999
Series 2017-A1, Class A1,
2.00%, 01/17/2023	2,000,000	2,006,597
CarMax Auto Owner Trust
Series 2013-1, Class D,
1.99%, 08/15/2019	1,150,000	1,150,061
Series 2013-2, Class C,
1.61%, 03/15/2019	2,150,000	2,150,608
Series 2015-2, Class C,
2.39%, 03/15/2021	900,000	902,824

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust (continued)
Series 2016-1, Class A3,
1.61%, 11/16/2020	$ 2,000,000	$ 1,999,454
Chase Issuance Trust
Series 2014-A7, Class A7,
1.38%, 11/15/2019	2,000,000	2,000,944
CIT Equipment Collateral
Series 2014-VT1, Class C,
2.65%, 10/20/2022 (A)	2,000,000	2,002,807
Citibank Credit Card Issuance Trust
Series 2014-A4, Class A4,
1.23%, 04/24/2019	3,900,000	3,900,232
Series 2017-A2, Class A2,
1.74%, 01/19/2021	3,000,000	3,004,774
CLI Funding V LLC
Series 2013-1A, Class NOTE,
2.83%, 03/18/2028 (A)	642,400	617,634
Series 2013-3A, Class A,
3.67%, 11/18/2028 (A)	424,138	410,710
CNH Equipment Trust
Series 2013-D, Class B,
1.75%, 04/15/2021	1,100,000	1,101,202
Series 2014-A, Class A3,
0.84%, 05/15/2019	67,308	67,267
Series 2014-B, Class B,
1.93%, 11/15/2021	1,050,000	1,051,493
Series 2014-C, Class A3,
1.05%, 11/15/2019	1,080,495	1,079,197
Series 2015-A, Class B,
2.14%, 08/15/2022	2,000,000	2,001,453
Series 2015-B, Class A3,
1.37%, 07/15/2020	845,807	845,230
Series 2015-B, Class B,
2.23%, 10/17/2022	1,825,000	1,827,705
Colony American Homes
Series 2015-1A, Class A,
2.14% (B), 07/17/2032 (A)	1,586,053	1,590,593
Diamond Resorts Owner Trust
Series 2013-2, Class A,
2.27%, 05/20/2026 (A)	863,189	860,851
Series 2014-1, Class A,
2.54%, 05/20/2027 (A)	1,010,994	1,010,942
Series 2015-2, Class A,
2.99%, 05/22/2028 (A)	660,441	657,697
Discover Card Execution Note Trust
Series 2014-A5, Class A,
1.39%, 04/15/2020	2,000,000	2,000,983
Series 2015-A4, Class A4,
2.19%, 04/17/2023	3,000,000	3,012,445
Entergy Texas Restoration Funding LLC
Series 2009-A, Class A2,
3.65%, 08/01/2019	742,458	752,942
Ford Credit Auto Owner Trust
Series 2017-A, Class C,
2.41%, 07/15/2023	2,578,000	2,582,807
Ford Credit Floorplan Master Owner Trust
Series 2015-1, Class B,
1.62%, 01/15/2020	1,050,000	1,048,103
Series 2016-5, Class A1,
1.95%, 11/15/2021	3,150,000	3,148,899
Global SC Finance II SRL
Series 2013-1A, Class A,
2.98%, 04/17/2028 (A)	1,018,958	992,075

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2017 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Huntington Auto Trust
Series 2016-1, Class A3,
1.59%, 11/16/2020	$ 1,835,000	$ 1,832,356
MVW Owner Trust
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	1,612,712	1,604,551
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	898,287	885,173
Nissan Master Owner Trust Receivables
Series 2015-A, Class A2,
1.44%, 01/15/2020	2,090,000	2,089,186
Sierra Receivables Funding Co. LLC
Series 2017-1A, Class A,
2.91%, 03/20/2034 (A)	1,200,000	1,207,346
Sierra Timeshare Receivables Funding LLC
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	531,128	532,466
SMART ABS Trust
Series 2013-2US, Class A4A,
1.18%, 02/14/2019	439,629	438,310
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A,
2.22%, 01/15/2022	2,062,000	2,078,990
Toyota Auto Receivables Owner Trust
Series 2017-A, Class A2A,
1.42%, 09/16/2019	1,375,000	1,374,867
Tricon American Homes Trust
Series 2015-SFR1, Class B,
2.59% (B), 05/17/2032 (A)	730,000	729,999
Verizon Owner Trust
Series 2017-1A, Class B,
2.45%, 09/20/2021(A)	1,350,000	1,357,604
World Financial Network Credit Card Master Trust
Series 2012-C, Class M,
3.32%, 08/15/2022	500,000	507,640
Series 2012-D, Class B,
3.34%, 04/17/2023	1,440,000	1,464,024
Series 2013-A, Class A,
1.61%, 12/15/2021	5,000,000	5,007,565
World Omni Auto Receivables Trust
Series 2015-A, Class A4,
1.75%, 04/15/2021	2,450,000	2,451,751
World Omni Automobile Lease Securitization Trust
Series 2015-A, Class B,
1.94%, 12/15/2020	2,030,000	2,032,057
Series 2016-A, Class A4,
1.61%, 01/15/2022	1,000,000	994,717

Total Asset-Backed Securities (Cost $110,056,501)		109,785,550

CORPORATE DEBT SECURITIES - 31.1%
Banks - 5.9%
Bank of America Corp.
6.88%, 04/25/2018, MTN	3,941,000	4,146,850
Citigroup, Inc.
1.70%, 04/27/2018	3,425,000	3,426,452
JPMorgan Chase & Co.
2.55%, 10/29/2020	1,000,000	1,004,456

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
KeyBank NA
1.70%, 06/01/2018	$ 1,330,000	$ 1,332,026
2.35%, 03/08/2019	2,000,000	2,015,702
Toronto-Dominion Bank
1.75%, 07/23/2018, MTN	3,820,000	3,828,618
Wells Fargo & Co.
2.55%, 12/07/2020, MTN	3,425,000	3,442,368

		19,196,472

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	2,000,000	2,015,040

Capital Markets - 3.2%
Deutsche Bank AG
1.35%, 05/30/2017	3,365,000	3,363,809
Goldman Sachs Group, Inc.
2.40% (B), 04/23/2021	3,005,000	3,071,080
Morgan Stanley
2.65%, 01/27/2020	4,000,000	4,038,160

		10,473,049

Chemicals - 0.8%
Airgas, Inc.
1.65%, 02/15/2018	2,575,000	2,578,667

Communications Equipment - 0.3%
Cisco Systems, Inc.
2.20%, 02/28/2021	825,000	825,356

Consumer Finance - 4.0%
Ford Motor Credit Co. LLC
2.24%, 06/15/2018	1,500,000	1,505,123
3.34%, 03/18/2021	2,500,000	2,529,350
General Motors Financial Co., Inc.
3.15%, 01/15/2020 (C)	3,080,000	3,132,748
John Deere Capital Corp.
1.25%, 10/09/2019, MTN	2,875,000	2,832,070
PACCAR Financial Corp.
1.75%, 08/14/2018, MTN	760,000	761,963
Toyota Motor Credit Corp.
1.70%, 02/19/2019, MTN	2,025,000	2,028,406

		12,789,660

Diversified Financial Services - 0.8%
Bear Stearns Cos. LLC
7.25%, 02/01/2018	2,500,000	2,612,807

Diversified Telecommunication Services - 2.2%
AT&T, Inc.
2.80%, 02/17/2021	2,215,000	2,221,581
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	1,300,000	1,300,035
Verizon Communications, Inc.
2.14% (B), 03/16/2022	3,650,000	3,683,200

		7,204,816

Energy Equipment & Services - 1.1%
Schlumberger Norge AS
1.25%, 08/01/2017 (A)	3,450,000	3,446,716

Equity Real Estate Investment Trusts - 1.1%
Ventas Realty, LP
1.25%, 04/17/2017	1,000,000	999,994
Ventas Realty, LP / Ventas Capital Corp.
4.00%, 04/30/2019	2,516,000	2,602,264

		3,602,258

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2017 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing - 1.1%
CVS Health Corp.
2.80%, 07/20/2020	$ 3,500,000	$ 3,558,653

Independent Power & Renewable Electricity Producers - 0.9%
Exelon Generation Co. LLC
5.20%, 10/01/2019	2,795,000	2,990,088

Industrial Conglomerates - 0.7%
Honeywell International, Inc.
1.40%, 10/30/2019	2,350,000	2,332,171

Insurance - 0.7%
Metropolitan Life Global Funding I
1.50%, 01/10/2018 (A)	2,200,000	2,196,150

IT Services - 1.0%
Visa, Inc.
2.20%, 12/14/2020	3,075,000	3,084,016

Media - 0.9%
Comcast Cable Communications LLC
8.88%, 05/01/2017	2,880,000	2,895,693

Multi-Utilities - 0.8%
Public Service Co. of Oklahoma
5.15%, 12/01/2019	2,550,000	2,732,509

Oil, Gas & Consumable Fuels - 3.7%
Chevron Corp.
1.72%, 06/24/2018	1,500,000	1,504,816
Husky Energy, Inc.
6.20%, 09/15/2017	2,420,000	2,470,145
Kinder Morgan, Inc.
7.00%, 06/15/2017	3,270,000	3,305,054
Petroleos Mexicanos
3.04% (B), 07/18/2018	3,250,000	3,298,750
Total Capital International SA
1.55%, 06/28/2017	1,500,000	1,501,097

		12,079,862

Pharmaceuticals - 0.4%
Bayer US Finance LLC
1.50%, 10/06/2017 (A)	1,430,000	1,428,814

Semiconductors & Semiconductor Equipment - 0.3%
Altera Corp.
2.50%, 11/15/2018	1,050,000	1,065,431

Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.
2.85%, 10/05/2018	1,800,000	1,821,688

Total Corporate Debt Securities (Cost $100,807,214)		100,929,916

MORTGAGE-BACKED SECURITIES - 12.0%
Aventura Mall Trust
Series 2013-AVM, Class A,
3.74% (B), 12/05/2032 (A)	1,600,000	1,682,936
Banc of America Commercial Mortgage Trust
Series 2008-1, Class A4,
6.23% (B), 02/10/2051	3,627,273	3,683,943
CGGS Commercial Mortgage Trust
Series 2016-RNDA, Class AFX,
2.76%, 02/10/2033 (A)	1,700,000	1,712,454
COMM Mortgage Trust
Series 2007-C9, Class AMFL,
1.50% (B), 12/10/2049 (A)	4,000,000	3,979,247
Series 2012-LC4, Class A3,
3.07%, 12/10/2044	1,287,982	1,311,701
Series 2013-CR12, Class A1,
1.30%, 10/10/2046	2,456,144	2,448,769

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Core Industrial Trust
Series 2015-TEXW, Class C,
3.73%, 02/10/2034 (A)	$ 1,600,000	$ 1,634,978
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (A)	1,616,000	1,690,794
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class A1,
1.25%, 01/15/2047	789,473	788,405
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP2, Class D,
4.94% (B), 07/15/2042	5,000,000	5,001,352
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9, Class A2,
1.97%, 05/15/2046	2,566,390	2,573,420
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E,
5.15% (B), 11/14/2042	4,000,000	3,993,279
Series 2014-MP, Class A,
3.47%, 08/11/2033 (A)	1,700,000	1,765,062
Series 2016-UB12, Class A1,
1.78%, 12/15/2049	2,341,795	2,326,720
UBS Commercial Mortgage Trust
Series 2012-C1, Class A3,
3.40%, 05/10/2045	3,170,207	3,298,833
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class A1A,
5.76% (B), 06/15/2049	257,376	257,323
WFRBS Commercial Mortgage Trust
Series 2013-C18, Class A1,
1.19%, 12/15/2046	797,674	795,048

Total Mortgage-Backed Securities (Cost $39,187,752)		38,944,264

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.6%
Federal Home Loan Mortgage Corp.
2.63% (B), 06/01/2033	965,574	1,013,355
4.50%, 09/01/2026	1,285,224	1,355,291
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.97% (B), 01/25/2021	2,000,000	2,126,050
Federal National Mortgage Association
1.95%, 11/01/2020	2,630,000	2,602,525
5.43%, 04/01/2017	73,297	73,166
FREMF Mortgage Trust
2.43% (B), 03/25/2045 (A)	1,820,000	1,819,751
4.26% (B), 01/25/2045 (A)	1,560,000	1,650,898
Government National Mortgage Association
4.53% (B), 12/20/2061	2,078,808	2,157,776
4.65% (B), 11/20/2061	1,123,417	1,156,499
4.67% (B), 09/20/2063	2,291,945	2,364,814
4.73% (B), 02/20/2063	2,414,781	2,506,909
4.75% (B), 02/20/2061	250,015	255,312
4.82% (B), 02/20/2061	249,559	256,323
4.83% (B), 06/20/2063	1,934,470	2,013,621

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2017 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
4.86% (B), 05/20/2062	$ 1,980,524	$ 2,051,824
4.87% (B), 05/20/2061	516,561	531,192
5.27% (B), 11/20/2060	1,632,034	1,708,382
5.31% (B), 04/20/2061	933,443	973,916
5.48% (B), 01/20/2060	3,601,723	3,734,165
5.67% (B), 06/20/2059	532,297	540,599
5.75%, 12/15/2022	282,198	305,182

Total U.S. Government Agency Obligations (Cost $32,820,895)		31,197,550

U.S. GOVERNMENT OBLIGATIONS - 11.0%
U.S. Treasury - 11.0%
U.S. Treasury Note
0.88%, 07/31/2019	19,477,000	19,270,817
1.13%, 02/28/2021	16,775,000	16,366,109

Total U.S. Government Obligations (Cost $36,082,831)		35,636,926

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (D)	2,445,300	2,445,300

Total Securities Lending Collateral (Cost $2,445,300)		2,445,300

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.09% (D), dated 03/31/2017, to be repurchased at $3,045,736 on 04/03/2017. Collateralized by a U.S. Government Obligation, 1.00%, due 09/15/2018, and with a value of $3,107,362.	$ 3,045,713	3,045,713

Total Repurchase Agreement (Cost $3,045,713)		3,045,713

Total Investments (Cost $324,446,206) (E)		321,985,219
Net Other Assets (Liabilities) - 0.7%		2,422,335

Net Assets - 100.0%		$ 324,407,554

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	March 31, 2017 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$109,785,550	$—	$109,785,550
Corporate Debt Securities	—	100,929,916	—	100,929,916
Mortgage-Backed Securities	—	38,944,264	—	38,944,264
U.S. Government Agency Obligations	—	31,197,550	—	31,197,550
U.S. Government Obligations	—	35,636,926	—	35,636,926
Securities Lending Collateral	2,445,300	—	—	2,445,300
Repurchase Agreement	—	3,045,713	—	3,045,713

Total Investments	$2,445,300	$319,539,919	$—	$321,985,219

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the total value of 144A securities is $39,957,710, representing 12.3% of the Portfolio’s net assets.

(B)	Floating or variable rate securities. The rates disclosed are as of March 31, 2017.
(C)

All or a portion of the security is on loan. The value of the security on loan is $2,396,055. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rates disclosed reflect the yields at March 31, 2017.
(E)

Aggregate cost for federal income tax purposes is $324,446,206. Aggregate gross unrealized appreciation and depreciation for all securities is $671,308 and $3,132,295, respectively. Net unrealized depreciation for tax purposes is $2,460,987.

(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	March 31, 2017 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 3.0%
Greece - 0.0% (A)
Hellenic Republic Government Bond
0.00% (B) (C), 10/15/2042	EUR 366,000	$ 902

Italy - 1.1%
Italy Buoni Poliennali del Tesoro
1.65%, 04/23/2020 (D)	2,280,246	2,547,543

New Zealand - 1.2%
New Zealand Government Bond
2.50%, 09/20/2035 (D)	NZD 1,800,000	1,316,852
3.00%, 09/20/2030 (D)	2,102,000	1,676,918

		2,993,770

United Kingdom - 0.7%
U.K. Gilt Inflation-Linked
0.13%, 03/22/2026 - 11/22/2065 (D)	GBP 981,257	1,626,551

Total Foreign Government Obligations (Cost $7,063,672)		7,168,766

U.S. GOVERNMENT OBLIGATIONS - 96.2%
U.S. Treasury Inflation-Protected Securities - 96.2%
U.S. Treasury Inflation-Indexed Bond
0.63%, 02/15/2043	$ 3,247,292	3,018,969
0.75%, 02/15/2042 - 02/15/2045	9,050,842	8,680,612
1.00%, 02/15/2046	3,919,234	3,978,803
1.38%, 02/15/2044	4,599,415	5,070,877
1.75%, 01/15/2028	6,107,614	6,906,154
2.00%, 01/15/2026	4,440,506	5,037,914
2.13%, 02/15/2040 - 02/15/2041	8,111,555	10,262,157
2.38%, 01/15/2025 - 01/15/2027	11,680,490	13,633,086
2.50%, 01/15/2029	5,857,690	7,161,418
3.38%, 04/15/2032	535,376	751,879
3.63%, 04/15/2028	4,653,534	6,185,542
3.88%, 04/15/2029 (E)	7,613,471	10,528,075
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 07/15/2026	58,716,412	58,656,749
0.13%, 04/15/2020 (E)	14,965,919	15,189,076
0.25%, 01/15/2025	6,422,126	6,367,500
0.38%, 07/15/2023 - 01/15/2027	23,369,043	23,482,602
0.63%, 07/15/2021 - 01/15/2026	18,252,604	18,731,135
0.88%, 02/15/2047	1,946,109	1,916,252
1.13%, 01/15/2021	10,077,892	10,610,912
1.25%, 07/15/2020	5,299,308	5,607,420
1.38%, 01/15/2020	9,905,638	10,434,887

Total U.S. Government Obligations (Cost $229,416,991)		232,212,019

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0% (A)
Call - 10-Year U.S. Treasury Note Futures
Exercise Price $125
Expiration Date 04/21/2017	138	40,969
Put - 10-Year U.S. Treasury Note Futures
Exercise Price $122
Expiration Date 04/21/2017	80	2,500

Total Exchange-Traded Options Purchased (Cost $79,263)		43,469

	Number of Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.0% (A) (F)
Call - EUR vs. USD
Exercise Price EUR 1
Expiration Date 05/11/2017, DUB	2,290,000	$ 11,199
Call - GBP vs. USD
Exercise Price GBP 1
Expiration Date 04/03/2017, DUB	1,925,000	2
Call - USD vs. JPY
Exercise Price $115
Expiration Date 07/07/2017, DUB	4,840,000	31,615
Put - GBP vs. USD
Exercise Price GBP 1
Expiration Date 05/19/2017, GSB	10,580,000	23,529

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $168,593)		66,345

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.2% (F)
Put - Receives Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 2.68%
Expiration Date 01/12/2021, DUB	$ 750,000	91,462
Put - Receives Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 3.25%
Expiration Date 01/05/2022, DUB	6,500,000	145,475
Put - Receives Floating Rate Index 6-Month EUR-EURIBOR
Exercise Rate 2.50%
Expiration Date 06/08/2022, DUB	EUR 3,200,000	183,404

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $660,622)		420,341

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.6%
Money Market Fund - 0.6%
BlackRock Liquidity Funds T-Fund Portfolio	1,576,999	1,576,999

Total Short-Term Investment Company (Cost $1,576,999)		1,576,999

Total Investments (Cost $238,966,140) (G)		241,487,939
Net Other Assets (Liabilities) - (0.0)% (A)		(62,255)

Net Assets - 100.0%		$ 241,425,684

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2017 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums (Received)	Value
Call - 10-Year U.S. Treasury Note Futures	USD 126.00	04/21/2017	80	$(6,134)	$(6,250)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (F)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums (Received)	Value
Call - EUR vs. USD	BNP	EUR	1.09	05/11/2017	EUR	2,290,000	$(26,469)	$(11,391)
Call - GBP vs. USD	GSB	GBP	1.29	05/19/2017	GBP	3,925,000	(35,648)	(16,017)
Put - GBP vs. USD	GSB	GBP	1.17	05/19/2017	GBP	10,580,000	(60,091)	(6,376)

Total							$(122,208)	$(33,784)

OVER-THE-COUNTER INFLATION-CAPPED OPTIONS WRITTEN: (F)

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call - Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	DUB	2.50%	HICP Index	04/26/2022	EUR	1,070,000	$(74,168)	$(200)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (F)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call - 2-Year	DUB	3-Month USD-LIBOR	Receive	0.90%	06/07/2018	USD	16,100,000	$(79,851)	$(3,581)
Call - 2-Year	DUB	3-Month USD-LIBOR	Receive	1.70	03/29/2019	USD	9,710,000	(35,927)	(34,411)
Put - 2-Year	DUB	3-Month USD-LIBOR	Pay	1.90	06/07/2018	USD	16,100,000	(68,279)	(116,618)
Put - 2-Year	DUB	3-Month USD-LIBOR	Pay	2.70	03/29/2019	USD	9,710,000	(48,550)	(48,849)
Put - 20-Year	DUB	6-Month EUR-EURIBOR	Pay	4.50	06/08/2022	EUR	3,200,000	(150,269)	(32,150)

Total								$(382,876)	$(235,609)

CENTRALLY CLEARED SWAP AGREEMENTS: (H)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Receive	1.73%	08/31/2046	USD	215,000	$(42,531)	$(37,686)	$(4,845)
3-Month USD-LIBOR	Pay	1.86	01/09/2020	USD	9,530,000	15,677	—	15,677
3-Month USD-LIBOR	Pay	2.05	08/31/2021	USD	10,270,000	1,461	—	1,461
3-Month USD-LIBOR	Pay	2.45	11/15/2026	USD	1,330,000	(2,331)	—	(2,331)
3-Month USD-LIBOR	Receive	2.68	01/07/2027	USD	2,270,000	(10,115)	—	(10,115)
6-Month GBP-LIBOR	Pay	1.61	02/15/2047	GBP	4,075,000	(257,117)	151	(257,268)
1-Year OIS Federal Funds Rate	Pay	1.68	08/31/2021	USD	2,940,000	9,193	—	9,193

Total						$(285,763)	$(37,535)	$(248,228)

OVER-THE-COUNTER SWAP AGREEMENTS: (F)

Interest Rate Swap Agreements

Floating Rate Index	Counterparty	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP ex Tobacco NSA	DUB	Pay	1.47%	03/15/2027	EUR	490,000	$(7,447)	$—	$(7,447)
Eurostat Eurozone HICP ex Tobacco NSA	DUB	Receive	1.97	03/15/2047	EUR	490,000	25,909	—	25,909
U.K. RPI All Items Monthly	CITI	Receive	3.53	02/15/2027	GBP	3,245,000	24,026	—	24,026
U.K. RPI All Items Monthly	DUB	Pay	3.57	03/15/2047	GBP	355,000	(20,095)	—	(20,095)
U.K. RPI All Items Monthly	CITI	Receive	3.61	02/15/2047	GBP	2,265,000	213,086	—	213,086

Total							$235,479	$—	$235,479

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2017 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(155)	12/17/2018	$7,516	$—
2-Year U.S. Treasury Note	Short	(62)	06/30/2017	6,288	—
5-Year U.S. Treasury Note	Long	250	06/30/2017	13,159	—
10-Year Australia Treasury Bond	Short	(4)	06/15/2017	—	(8,843)
10-Year U.S. Treasury Bond	Short	(7)	06/21/2017	1,358	—
10-Year U.S. Treasury Note	Short	(36)	06/21/2017	—	(1,689)
Euro OAT	Long	36	06/08/2017	6,257	—
Euro-BTP Italy Government Bond	Long	27	06/08/2017	—	(640)
Euro-BTP Italy Government Bond	Short	(200)	06/08/2017	—	(10,550)
German Euro Bund	Short	(49)	06/08/2017	—	(12,721)
German Euro Schatz	Short	(108)	06/08/2017	7,871	—
U.K. Gilt	Short	(25)	06/28/2017	—	(30,093)
U.S. Treasury Bond	Short	(13)	06/21/2017	13,422	—
U.S. Treasury Bond	Short	(54)	06/21/2017	—	(22,540)

Total				$55,871	$(87,076)

FORWARD FOREIGN CURRENCY CONTRACTS: (F)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
ANZ	04/05/2017	AUD	497,000	USD	379,236	$436	$—
ANZ	04/05/2017	USD	279,960	NZD	398,000	999	—
BCLY	04/05/2017	USD	693,724	EUR	645,631	4,817	—
BCLY	04/05/2017	USD	1,781,872	GBP	1,433,000	—	(13,739)
BOA	04/05/2017	USD	619,084	EUR	578,060	3,712	(1,435)
CBA	05/08/2017	GBP	524,723	USD	659,943	—	(1,930)
CITI	04/05/2017	USD	380,901	AUD	497,000	1,229	—
CITI	05/08/2017	GBP	970,000	USD	1,212,912	3,488	—
CITI	05/08/2017	USD	519,398	GBP	415,000	—	(1,021)
CSI	04/05/2017	USD	128,641	EUR	119,000	1,664	—
DUB	05/08/2017	GBP	4,715,277	USD	5,906,928	12,049	(5,923)
GSB	04/05/2017	USD	204,050	EUR	193,000	—	(1,886)
HSBC	04/05/2017	USD	7,554	EUR	7,000	85	—
HSBC	04/18/2017	USD	205,107	EUR	191,000	1,185	—
HSBC	05/08/2017	USD	12,159,540	GBP	9,705,000	—	(10,727)
MSCS	04/05/2017	USD	207,402	EUR	196,000	—	(1,736)
MSCS	05/08/2017	GBP	2,955,000	USD	3,697,987	7,643	—
NAB	04/05/2017	USD	2,837,330	NZD	3,944,867	72,345	—
RBS	05/08/2017	GBP	935,000	USD	1,171,756	753	—
SSB	04/05/2017	GBP	107,000	USD	131,527	2,549	—
SSB	04/05/2017	USD	299,834	EUR	282,000	—	(1,068)
SSB	04/18/2017	USD	9,702	EUR	9,000	93	—

Total						$113,047	$(39,465)

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2017 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Foreign Government Obligations	$—	$7,168,766	$—	$7,168,766
U.S. Government Obligations	—	232,212,019	—	232,212,019
Exchange-Traded Options Purchased	43,469	—	—	43,469
Over-the-Counter Foreign Exchange Options Purchased	—	66,345	—	66,345
Over-the-Counter Interest Rate Swaptions Purchased	—	420,341	—	420,341
Short-Term Investment Company	1,576,999	—	—	1,576,999

Total Investments	$1,620,468	$239,867,471	$—	$241,487,939

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$26,331	$—	$26,331
Over-the-Counter Interest Rate Swap Agreements	—	263,021	—	263,021
Futures Contracts (J)	55,871	—	—	55,871
Forward Foreign Currency Contracts (J)	—	113,047	—	113,047

Total Other Financial Instruments	$55,871	$402,399	$—	$458,270

LIABILITIES
Other Financial Instruments
Exchange-Traded Options Written	$(6,250)	$—	$—	$(6,250)
Over-the-Counter Foreign Exchange Options Written	—	(33,784)	—	(33,784)
Over-the-Counter Inflation-Capped Options Written	—	(200)	—	(200)
Over-the-Counter Interest Rate Swaptions Written	—	(235,609)	—	(235,609)
Centrally Cleared Interest Rate Swap Agreements	—	(312,094)	—	(312,094)
Over-the-Counter Interest Rate Swap Agreements	—	(27,542)	—	(27,542)
Futures Contracts (J)	(87,076)	—	—	(87,076)
Forward Foreign Currency Contracts (J)	—	(39,465)	—	(39,465)

Total Other Financial Instruments	$(93,326)	$(648,694)	$—	$(742,020)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Floating or variable rate security. The rate disclosed is as of March 31, 2017.
(C)	Percentage rounds to less than 0.01% or (0.01)%.
(D)

Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2017, the total value of Regulation S securities is $7,167,864, representing 3.0% of the Portfolio’s net assets.

(E)

All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $550,685.

(F)	Cash in the amount of $280,000 has been segregated by the broker as collateral for open over-the-counter options, swap agreements, swaptions and/or forward foreign currency contracts.
(G)

Aggregate cost for federal income tax purposes is $238,966,140. Aggregate gross unrealized appreciation and depreciation for all securities is $4,180,281 and $1,658,482, respectively. Net unrealized appreciation for tax purposes is $2,521,799.

(H)	Cash in the amount of $950,220 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(I)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

ANZ	Australia & New Zealand Banking Group
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CBA	Commonwealth Bank of Australia
CITI	Citibank N.A.
CSI	Credit Suisse International
DUB	Deutsche Bank AG

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	March 31, 2017 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

COUNTERPARTY ABBREVIATIONS (continued):

GSB	Goldman Sachs Bank
HSBC	HSBC Bank USA
MSCS	Morgan Stanley Capital Services Inc.
NAB	National Australia Bank
RBS	Royal Bank of Scotland PLC
SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
HICP	Harmonized Indices of Consumer Prices
LIBOR	London Interbank Offered Rate
NSA	Not Seasonally Adjusted
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OIS	Overnight Indexed Swap
RPI	Retail Price Index
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 60.2%
Aerospace & Defense - 0.9%
General Dynamics Corp.	2,829	$ 529,589
L3 Technologies, Inc.	1,073	177,356
Northrop Grumman Corp.	1,177	279,938
Textron, Inc.	1,097	52,206
United Technologies Corp.	3,548	398,121

		1,437,210

Air Freight & Logistics - 0.1%
FedEx Corp.	470	91,721
United Parcel Service, Inc., Class B	771	82,728

		174,449

Airlines - 0.5%
Delta Air Lines, Inc.	6,705	308,162
United Continental Holdings, Inc. (A)	6,029	425,888

		734,050

Auto Components - 0.3%
Delphi Automotive PLC, Class A	3,673	295,640
Lear Corp.	681	96,416

		392,056

Automobiles - 0.3%
Ford Motor Co.	4,128	48,050
General Motors Co.	11,410	403,457

		451,507

Banks - 3.6%
Bank of America Corp.	68,497	1,615,844
BB&T Corp.	4,090	182,823
Citigroup, Inc.	25,179	1,506,208
KeyCorp	19,736	350,906
PNC Financial Services Group, Inc.	950	114,228
Regions Financial Corp.	8,382	121,790
SVB Financial Group (A)	475	88,393
Wells Fargo & Co.	28,824	1,604,344
Zions Bancorporation	1,648	69,216

		5,653,752

Beverages - 1.9%
Coca-Cola Co.	11,702	496,633
Constellation Brands, Inc., Class A	3,205	519,434
Dr Pepper Snapple Group, Inc.	838	82,057
Molson Coors Brewing Co., Class B	5,622	538,082
PepsiCo, Inc.	12,419	1,389,189

		3,025,395

Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (A)	2,045	247,936
Biogen, Inc. (A)	2,432	664,958
BioMarin Pharmaceutical, Inc. (A)	449	39,413
Celgene Corp. (A)	6,065	754,668
Gilead Sciences, Inc.	8,633	586,353
Vertex Pharmaceuticals, Inc. (A)	2,472	270,313

		2,563,641

	Shares	Value
COMMON STOCKS (continued)
Building Products - 0.4%
Allegion PLC	3,099	$ 234,595
Johnson Controls International PLC	1,994	83,987
Lennox International, Inc.	290	48,517
Masco Corp.	7,382	250,914

		618,013

Capital Markets - 2.0%
Ameriprise Financial, Inc.	740	95,963
Bank of New York Mellon Corp.	11,841	559,251
BlackRock, Inc., Class A	335	128,476
Charles Schwab Corp.	15,031	613,415
Goldman Sachs Group, Inc.	406	93,266
Intercontinental Exchange, Inc.	6,418	384,246
Morgan Stanley	18,721	802,008
State Street Corp.	3,238	257,777
TD Ameritrade Holding Corp.	3,220	125,129

		3,059,531

Chemicals - 1.2%
Dow Chemical Co.	5,159	327,803
E.I. du Pont de Nemours & Co.	9,855	791,652
Eastman Chemical Co.	6,327	511,222
Mosaic Co.	9,511	277,531

		1,908,208

Communications Equipment - 0.2%
Cisco Systems, Inc.	10,781	364,398

Construction & Engineering - 0.1%
Fluor Corp.	1,698	89,349

Construction Materials - 0.0% (B)
Martin Marietta Materials, Inc.	278	60,673

Consumer Finance - 0.6%
American Express Co.	2,710	214,388
Capital One Financial Corp.	4,585	397,336
Discover Financial Services	5,031	344,070

		955,794

Containers & Packaging - 0.3%
Crown Holdings, Inc. (A)	3,345	177,118
Sealed Air Corp., Class A	1,795	78,226
WestRock Co.	4,353	226,486

		481,830

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B (A)	7,980	1,330,106
Voya Financial, Inc.	122	4,631

		1,334,737

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	23,384	971,605
CenturyLink, Inc.	2,377	56,026
Verizon Communications, Inc.	8,782	428,123

		1,455,754

Electric Utilities - 1.4%
Edison International	6,236	496,448
NextEra Energy, Inc.	5,643	724,392
PG&E Corp.	6,927	459,676
Pinnacle West Capital Corp.	2,290	190,940
Xcel Energy, Inc.	8,566	380,758

		2,252,214

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment - 0.3%
Eaton Corp. PLC	6,092	$ 451,722

Electronic Equipment, Instruments & Components - 0.4%
TE Connectivity, Ltd.	7,882	587,603

Energy Equipment & Services - 0.4%
Halliburton Co.	4,071	200,334
Schlumberger, Ltd.	5,170	403,777

		604,111

Equity Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc.	2,069	379,868
Brixmor Property Group, Inc.	2,039	43,757
Camden Property Trust	330	26,552
Equinix, Inc.	604	241,823
Essex Property Trust, Inc.	370	85,666
HCP, Inc.	4,630	144,826
Kimco Realty Corp.	6,938	153,260
Liberty Property Trust, Series C	1,831	70,585
Macerich Co., Class A	269	17,324
Prologis, Inc., Class A	4,495	233,201
Public Storage	716	156,740
Regency Centers Corp.	979	64,996
Simon Property Group, Inc.	1,586	272,840
SL Green Realty Corp.	1,178	125,598
Spirit Realty Capital, Inc.	3,621	36,681
STORE Capital Corp.	3,744	89,407

		2,143,124

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	3,343	560,588
CVS Health Corp.	1,270	99,695
Kroger Co.	4,215	124,300
Wal-Mart Stores, Inc.	1,139	82,099
Walgreens Boots Alliance, Inc.	8,813	731,920

		1,598,602

Food Products - 0.8%
Archer-Daniels-Midland Co.	3,445	158,608
J.M. Smucker, Co.	286	37,489
Kraft Heinz Co.	3,776	342,898
Mondelez International, Inc., Class A	16,115	694,234

		1,233,229

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	11,640	516,932
Becton Dickinson and Co.	1,012	185,641
Boston Scientific Corp. (A)	24,481	608,843
Cooper Cos., Inc.	243	48,573
Danaher Corp.	2,753	235,464
Zimmer Biomet Holdings, Inc., Class A	1,124	137,252

		1,732,705

Health Care Providers & Services - 1.5%
Aetna, Inc.	4,071	519,256
Cigna Corp.	1,156	169,342
HCA Holdings, Inc. (A)	588	52,326
Humana, Inc., Class A	1,743	359,302
UnitedHealth Group, Inc.	7,788	1,277,310

		2,377,536

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 0.6%
Royal Caribbean Cruises, Ltd., Class A	2,710	$ 265,878
Starbucks Corp.	10,528	614,730
Yum! Brands, Inc.	144	9,202

		889,810

Household Durables - 0.3%
D.R. Horton, Inc.	4,581	152,593
Newell Brands, Inc.	1,005	47,406
PulteGroup, Inc.	6,902	162,542
Toll Brothers, Inc. (A)	1,480	53,443

		415,984

Household Products - 1.0%
Kimberly-Clark Corp.	4,650	612,080
Procter & Gamble Co.	10,392	933,721

		1,545,801

Industrial Conglomerates - 1.7%
General Electric Co.	47,417	1,413,027
Honeywell International, Inc.	9,222	1,151,551

		2,564,578

Insurance - 1.6%
American International Group, Inc.	6,596	411,788
Arthur J. Gallagher & Co.	5,453	308,313
Chubb, Ltd.	4,195	571,569
Everest Re Group, Ltd.	363	84,873
Hartford Financial Services Group, Inc.	1,840	88,449
MetLife, Inc.	16,160	853,571
XL Group, Ltd.	3,532	140,785

		2,459,348

Internet & Catalog Retail - 0.0% (B)
TripAdvisor, Inc. (A)	1,060	45,750

Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. (A)	1,973	1,749,143

Internet Software & Services - 3.1%
Alphabet, Inc., Class A (A)	1,696	1,437,869
Alphabet, Inc., Class C (A)	1,781	1,477,446
Facebook, Inc., Class A (A)	13,464	1,912,561

		4,827,876

IT Services - 2.3%
Accenture PLC, Class A	10,075	1,207,791
Automatic Data Processing, Inc.	900	92,151
Cognizant Technology Solutions Corp., Class A (A)	2,176	129,516
Fidelity National Information Services, Inc.	5,566	443,165
International Business Machines Corp.	840	146,278
Mastercard, Inc., Class A	580	65,233
Vantiv, Inc., Class A (A)	1,453	93,166
Visa, Inc., Class A	13,553	1,204,455
WEX, Inc. (A)	1,613	166,945

		3,548,700

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	3,349	177,062
Illumina, Inc. (A)	1,409	240,432
Thermo Fisher Scientific, Inc.	1,736	266,649

		684,143

Machinery - 1.1%
Cummins, Inc.	1,423	215,158
Deere & Co.	800	87,088

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Fortive Corp.	672	$ 40,468
Ingersoll-Rand PLC	3,017	245,342
PACCAR, Inc.	3,026	203,347
Parker-Hannifin Corp.	629	100,841
Pentair PLC	600	37,668
Snap-on, Inc.	1,625	274,089
Stanley Black & Decker, Inc.	4,290	570,012

		1,774,013

Media - 2.8%
Charter Communications, Inc., Class A (A)	2,544	832,702
Comcast Corp., Class A	29,502	1,108,980
DISH Network Corp., Class A (A)	4,938	313,514
Sirius XM Holdings, Inc. (C)	20,459	105,364
Time Warner, Inc.	3,489	340,910
Twenty-First Century Fox, Inc., Class A	32,394	1,049,242
Walt Disney Co.	5,672	643,148

		4,393,860

Metals & Mining - 0.1%
Alcoa Corp.	1,970	67,768
Newmont Mining Corp.	2,203	72,611

		140,379

Multi-Utilities - 0.5%
Ameren Corp.	6,910	377,217
CMS Energy Corp.	5,701	255,063
NiSource, Inc., Class B	4,170	99,204

		731,484

Multiline Retail - 0.2%
Dollar General Corp.	3,667	255,700
Macy’s, Inc.	1,490	44,163

		299,863

Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp., Class A	5,720	354,640
Apache Corp.	1,805	92,759
Cabot Oil & Gas Corp.	8,445	201,920
Chevron Corp.	6,788	728,827
Concho Resources, Inc. (A)	1,306	167,612
Diamondback Energy, Inc. (A)	3,629	376,382
EOG Resources, Inc.	6,005	585,788
EQT Corp.	4,388	268,107
Exxon Mobil Corp.	16,719	1,371,125
Kinder Morgan, Inc.	6,930	150,658
Marathon Petroleum Corp.	1,548	78,236
Occidental Petroleum Corp.	6,344	401,956
Pioneer Natural Resources Co.	3,453	643,052
Valero Energy Corp.	2,106	139,607

		5,560,669

Pharmaceuticals - 3.6%
Allergan PLC	3,542	846,255
Bristol-Myers Squibb Co.	16,164	878,998
Eli Lilly & Co.	9,226	775,999
Johnson & Johnson	7,538	938,858
Merck & Co., Inc.	8,685	551,845
Pfizer, Inc.	44,805	1,532,779

		5,524,734

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 0.9%
Canadian Pacific Railway, Ltd.	1,721	$ 252,849
Norfolk Southern Corp.	1,460	163,476
Union Pacific Corp.	9,614	1,018,315

		1,434,640

Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc., Class A	9,207	754,514
Broadcom, Ltd.	5,218	1,142,533
Lam Research Corp.	866	111,160
Microchip Technology, Inc.	2,150	158,627
NVIDIA Corp.	1,290	140,520
QUALCOMM, Inc.	840	48,165
Texas Instruments, Inc.	12,615	1,016,264

		3,371,783

Software - 2.8%
Adobe Systems, Inc. (A)	8,400	1,093,092
Microsoft Corp.	46,732	3,077,770
Oracle Corp.	2,410	107,510
Snap, Inc., Class A (A) (C)	2,300	51,819
Workday, Inc., Class A (A)	1,097	91,358

		4,421,549

Specialty Retail - 2.4%
AutoZone, Inc. (A)	40	28,922
Best Buy Co., Inc.	3,600	176,940
Home Depot, Inc.	8,053	1,182,422
Lowe’s Cos., Inc.	10,302	846,928
O’Reilly Automotive, Inc. (A)	1,437	387,760
Ross Stores, Inc.	3,359	221,257
TJX Cos., Inc.	10,714	847,263

		3,691,492

Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	25,915	3,722,949
Hewlett Packard Enterprise Co.	4,122	97,691
HP, Inc.	23,670	423,220

		4,243,860

Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc., Class B	3,940	219,576
PVH Corp.	363	37,560

		257,136

Tobacco - 0.8%
Altria Group, Inc.	3,960	282,823
Philip Morris International, Inc.	6,860	774,494
Reynolds American, Inc., Class A	3,725	234,750

		1,292,067

Wireless Telecommunication Services - 0.0% (B)
T-Mobile US, Inc. (A)	928	59,940

Total Common Stocks (Cost $81,310,824)		93,669,795

PREFERRED STOCKS - 0.2%
Banks - 0.1%
Citigroup Capital XIII
7.41% (D)	3,392	90,397

Capital Markets - 0.0% (B)
State Street Corp.
Series D, 5.90% (D)	1,536	41,411

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Electric Utilities - 0.0% (B)
SCE Trust III
Series H, 5.75% (D)	320	$ 8,704

Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corp.
Series Z, 8.38% (A) (D)	14,925	93,281
Federal National Mortgage Association
Series O, 0.00% (A) (D) (E)	600	6,750
Series S, 8.25% (A) (D)	10,800	71,172

		171,203

Total Preferred Stocks (Cost $814,042)		311,715

	Principal	Value
ASSET-BACKED SECURITIES - 2.7%
American Tower Trust #1
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (F)	$ 200,000	199,517
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A,
1.92%, 09/20/2019 (F)	100,000	99,985
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1,
2.45% (D), 07/18/2027 (F)	235,000	235,479
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (F)	99,092	97,754
Hertz Vehicle Financing LLC
Series 2016-3A, Class A,
2.27%, 07/25/2020 (F)	110,000	109,157
ICG US CLO, Ltd.
Series 2014-1A, Class A1,
2.18% (D), 04/20/2026 (F)	235,000	234,281
JGWPT XXVI LLC
Series 2012-2A, Class A,
3.84%, 10/15/2059 (F)	185,539	181,368
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (F)	76,700	76,065
Series 2016-1A, Class A,
2.25%, 12/20/2033 (F)	89,829	88,517
New Residential Advanced Receivables Trust
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (F)	100,000	99,335
New Residential Mortgage Loan Trust
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (F)	196,565	202,703
NRZ Advance Receivables Trust
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (F)	300,000	298,394
OCP CLO, Ltd.
Series 2015-8A, Class A1,
2.55% (D), 04/17/2027 (F)	220,000	220,254
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (F)	290,000	289,828
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1A,
2.53% (D), 07/20/2027 (F)	250,000	250,115

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (D), 10/15/2044 (F)	$ 380,000	$ 381,181
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (F)	23,186	23,229
Series 2014-1A, Class A,
2.07%, 03/20/2030 (F)	52,700	52,649
Series 2014-2A, Class A,
2.05%, 06/20/2031 (F)	45,515	45,443
Series 2015-1A, Class A,
2.40%, 03/22/2032 (F)	37,472	37,567
Series 2015-1A, Class B,
3.05%, 03/22/2032 (F)	39,101	39,323
Series 2016-2A, Class A,
2.33%, 07/20/2033 (F)	72,768	72,755
Silverleaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (F)	45,049	44,947
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (F)	139,104	134,624
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (F)	130,374	131,173
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (F)	206,935	206,741
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
1.86% (D), 10/15/2018 (F)	290,000	289,742
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (F)	85,306	84,960

Total Asset-Backed Securities (Cost $4,248,799)		4,227,086

CORPORATE DEBT SECURITIES - 15.5%
Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	54,000	57,868
5.10%, 01/15/2044	49,000	52,735

		110,603

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	130,183	127,342
3.70%, 04/01/2028	159,371	160,168
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	251,406	290,374
United Airlines Pass-Through Trust
3.75%, 03/03/2028	274,136	278,270

		856,154

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025	105,000	104,412

Automobiles - 0.1%
Ford Motor Co.
4.35%, 12/08/2026	150,000	152,959
General Motors Co.
4.88%, 10/02/2023	30,000	32,007
6.25%, 10/02/2043	20,000	22,027

		206,993

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 2.9%
Bank of America Corp.
3.30%, 01/11/2023, MTN	$ 121,000	$ 121,751
4.10%, 07/24/2023	60,000	62,848
4.45%, 03/03/2026, MTN	45,000	46,150
5.75%, 12/01/2017	75,000	76,978
Bank One Corp.
8.00%, 04/29/2027	65,000	84,927
Barclays Bank PLC
10.18%, 06/12/2021 (F)	390,000	489,076
BNP Paribas SA
6.75% (D), 03/14/2022 (C) (F) (G)	200,000	202,250
Branch Banking & Trust Co.
3.80%, 10/30/2026	110,000	114,268
Citigroup, Inc.
1.70%, 04/27/2018	203,000	203,086
2.48% (D), 09/01/2023	165,000	169,669
6.68%, 09/13/2043	20,000	25,464
Commerzbank AG
8.13%, 09/19/2023 (F)	255,000	298,636
Cooperatieve Rabobank UA
11.00% (D), 06/30/2019 (F) (G)	405,000	472,837
Discover Bank
3.45%, 07/27/2026	250,000	239,984
First Horizon National Corp.
3.50%, 12/15/2020	110,000	113,027
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (F)	65,000	61,148
JPMorgan Chase & Co.
2.55%, 10/29/2020	248,000	249,105
3.25%, 09/23/2022	239,000	243,362
4.85%, 02/01/2044	20,000	22,103
6.75% (D), 02/01/2024 (G)	13,000	14,332
Nordea Bank AB
4.25%, 09/21/2022 (F)	470,000	489,254
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	65,000	68,705
6.40%, 10/21/2019	60,000	65,378
Toronto-Dominion Bank
3.63% (D), 09/15/2031	150,000	146,887
Wells Fargo & Co.
2.13%, 04/22/2019	95,000	95,362
4.10%, 06/03/2026, MTN	137,000	139,875
4.13%, 08/15/2023	92,000	96,367
5.38%, 11/02/2043	67,000	74,612
5.90% (D), 06/15/2024 (G)	43,000	44,896

		4,532,337

Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	27,000	27,302
4.90%, 02/01/2046	194,000	209,660
Constellation Brands, Inc.
3.70%, 12/06/2026	52,000	51,947
Molson Coors Brewing Co.
2.10%, 07/15/2021	130,000	126,945
3.00%, 07/15/2026	64,000	60,860
4.20%, 07/15/2046	21,000	19,665
Pernod Ricard SA
5.75%, 04/07/2021 (F)	300,000	333,680

		830,059

Biotechnology - 0.4%
AbbVie, Inc.
3.20%, 05/14/2026	128,000	123,043

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Amgen, Inc.
4.40%, 05/01/2045	$ 31,000	$ 30,090
Biogen, Inc.
4.05%, 09/15/2025	110,000	113,986
Celgene Corp.
5.00%, 08/15/2045	226,000	236,558
Gilead Sciences, Inc.
2.95%, 03/01/2027	149,000	141,313
4.15%, 03/01/2047	31,000	28,910

		673,900

Capital Markets - 1.5%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	205,000	211,413
7.30%, 06/28/2019	160,000	177,908
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 06/09/2023	80,000	80,327
Deutsche Bank AG
2.36% (D), 08/20/2020	70,000	70,350
6.00%, 09/01/2017	55,000	55,909
Goldman Sachs Group, Inc.
5.75%, 01/24/2022	155,000	174,356
6.25%, 02/01/2041	20,000	25,117
6.75%, 10/01/2037	75,000	92,545
Macquarie Group, Ltd.
6.25%, 01/14/2021 (F)	230,000	255,439
Morgan Stanley
5.00%, 11/24/2025	220,000	236,232
5.75%, 01/25/2021	280,000	310,816
Oaktree Capital Management, LP
6.75%, 12/02/2019 (F)	175,000	193,789
State Street Corp.
2.13% (D), 06/01/2077	11,000	9,639
UBS AG
7.63%, 08/17/2022	250,000	289,050
UBS Group Funding Switzerland AG
4.25%, 03/23/2028 (F)	200,000	202,866

		2,385,756

Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	60,000	63,193
Monsanto Co.
4.40%, 07/15/2044	110,000	106,913

		170,106

Commercial Services & Supplies - 0.2%
ERAC USA Finance LLC
3.85%, 11/15/2024 (F)	140,000	142,712
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017 (F)	200,000	199,815

		342,527

Communications Equipment - 0.2%
Harris Corp.
5.55%, 10/01/2021	205,000	227,641

Construction & Engineering - 0.1%
SBA Tower Trust
2.24%, 04/15/2043 (F)	65,000	65,008
2.88%, 07/15/2046 (F)	58,000	57,659

		122,667

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials - 0.3%
LafargeHolcim Finance US LLC
4.75%, 09/22/2046 (F)	$ 200,000	$ 200,218
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	200,000	206,521

		406,739

Consumer Finance - 0.3%
Ally Financial, Inc.
3.50%, 01/27/2019	60,000	60,450
4.13%, 03/30/2020	120,000	122,400
American Express Co.
4.05%, 12/03/2042	50,000	49,026
BMW US Capital LLC
2.80%, 04/11/2026 (F)	82,857	79,548
Discover Financial Services
3.75%, 03/04/2025	193,000	189,336

		500,760

Containers & Packaging - 0.1%
International Paper Co.
4.75%, 02/15/2022	96,000	104,275
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	64,814	66,596

		170,871

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College
3.62%, 10/01/2037	15,000	15,024

Diversified Financial Services - 0.0%
Kaupthing ehf
7.63%, 02/28/2020 (F) (H) (I) (J)	710,000	—	(K)

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
3.00%, 06/30/2022	255,000	253,673
3.40%, 05/15/2025	130,000	125,570
4.35%, 06/15/2045	70,000	61,613
4.60%, 02/15/2021	67,000	71,278
5.00%, 03/01/2021	34,000	36,682
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (F)	40,000	39,487
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (C)	54,000	51,503
Sprint Capital Corp.
6.88%, 11/15/2028	24,000	25,350
Verizon Communications, Inc.
3.45%, 03/15/2021	70,000	71,898
4.50%, 09/15/2020	42,000	44,704
5.15%, 09/15/2023	155,000	170,593
5.50%, 03/16/2047	187,000	196,003

		1,148,354

Electric Utilities - 0.5%
Appalachian Power Co.
3.40%, 06/01/2025	110,000	111,211
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	43,000	49,067
8.88%, 11/15/2018	9,000	9,971
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	226,000	204,334
Entergy Arkansas, Inc.
3.70%, 06/01/2024	61,000	63,658

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Jersey Central Power & Light Co.
7.35%, 02/01/2019	$ 35,000	$ 38,110
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (F)	65,000	69,346
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	12,000	12,786
5.30%, 06/01/2042	25,000	29,748
PacifiCorp
3.60%, 04/01/2024	130,000	134,937
5.75%, 04/01/2037	25,000	30,553

		753,721

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (F)	100,000	102,253
Schlumberger Investment SA
3.65%, 12/01/2023	33,000	34,421
Weatherford International, Ltd.
5.95%, 04/15/2042	35,000	30,450

		167,124

Equity Real Estate Investment Trusts - 0.9%
CBL & Associates, LP
5.25%, 12/01/2023 (C)	144,000	140,381
EPR Properties
4.50%, 04/01/2025	225,000	224,744
HCP, Inc.
3.40%, 02/01/2025	85,000	82,395
Hospitality Properties Trust
5.00%, 08/15/2022	174,000	185,338
Kilroy Realty, LP
4.25%, 08/15/2029	265,000	268,530
Realty Income Corp.
3.88%, 07/15/2024	190,000	195,183
Simon Property Group, LP
3.38%, 10/01/2024	280,000	282,239
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	60,000	60,192

		1,439,002

Food & Staples Retailing - 0.3%
CVS Health Corp.
2.13%, 06/01/2021	182,000	178,520
5.30%, 12/05/2043	14,000	15,651
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	41,000	40,999
4.30%, 04/22/2044	60,000	63,351
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	135,000	138,498

		437,019

Food Products - 0.2%
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	129,000	124,679
Kraft Heinz Foods Co.
4.38%, 06/01/2046	44,000	41,290
4.88%, 02/15/2025 (F)	75,000	80,173
Tyson Foods, Inc.
3.95%, 08/15/2024	68,000	69,344

		315,486

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
3.75%, 11/30/2026	83,553	83,448

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 6	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Becton Dickinson and Co.
2.68%, 12/15/2019	$ 70,000	$ 70,997
Boston Scientific Corp.
2.65%, 10/01/2018	56,000	56,552
Medtronic, Inc.
4.63%, 03/15/2045	117,000	125,624

		336,621

Health Care Providers & Services - 0.2%
Anthem, Inc.
1.88%, 01/15/2018	76,000	76,058
2.30%, 07/15/2018	104,000	104,463
3.30%, 01/15/2023	25,000	25,215
3.70%, 08/15/2021	8,000	8,287
Coventry Health Care, Inc.
5.45%, 06/15/2021	66,000	73,057
Tenet Healthcare Corp.
6.25%, 11/01/2018	55,000	57,716
UnitedHealth Group, Inc.
3.38%, 11/15/2021	19,000	19,750

		364,546

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	94,000	98,940

Industrial Conglomerates - 0.4%
General Electric Co.
5.00% (D), 01/21/2021 (G)	555,000	585,525
6.88%, 01/10/2039, MTN	20,000	28,400

		613,925

Insurance - 0.7%
American International Group, Inc.
8.18% (D), 05/15/2068	26,000	33,800
CNA Financial Corp.
5.88%, 08/15/2020	90,000	99,836
Enstar Group, Ltd.
4.50%, 03/10/2022	46,000	46,579
Fidelity National Financial, Inc.
5.50%, 09/01/2022	60,000	63,362
Lincoln National Corp.
8.75%, 07/01/2019	46,000	52,508
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (F)	195,000	195,003
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	80,000	81,282
Pacific Life Insurance Co.
9.25%, 06/15/2039 (F)	126,000	195,857
Reinsurance Group of America, Inc.
3.80% (D), 12/15/2065	291,000	266,265

		1,034,492

IT Services - 0.0% (B)
Mastercard, Inc.
3.38%, 04/01/2024	33,000	34,124

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	133,000	134,122
2.95%, 09/19/2026	76,000	72,361

		206,483

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (F)	$ 200,000	$ 196,448

Media - 0.3%
CBS Corp.
5.75%, 04/15/2020	85,000	93,318
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	100,000	104,000
Comcast Corp.
5.88%, 02/15/2018	116,000	120,406
NBCUniversal Media LLC
4.38%, 04/01/2021	134,000	143,915
4.45%, 01/15/2043	47,000	47,312

		508,951

Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (C)	44,000	46,725
Freeport-McMoRan, Inc.
3.88%, 03/15/2023 (C)	45,000	41,383
Rio Tinto Finance USA PLC
2.88%, 08/21/2022	3,000	3,022

		91,130

Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024	22,000	22,703
4.88%, 03/01/2044	33,000	35,137
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	140,000	140,386

		198,226

Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (C)	68,000	75,465
Apache Corp.
4.25%, 01/15/2044	15,000	14,070
4.75%, 04/15/2043	22,000	21,961
BP Capital Markets PLC
3.12%, 05/04/2026	150,000	146,791
Energy Transfer Partners, LP
5.95%, 10/01/2043	35,000	36,238
EnLink Midstream Partners, LP
4.85%, 07/15/2026	47,000	48,498
EOG Resources, Inc.
2.45%, 04/01/2020	88,000	88,504
Exxon Mobil Corp.
1.82%, 03/15/2019	150,000	150,571
3.04%, 03/01/2026	60,000	59,993
Husky Energy, Inc.
4.00%, 04/15/2024	45,000	45,687
Kerr-McGee Corp.
6.95%, 07/01/2024	50,000	59,029
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	117,000	118,536
Laredo Petroleum, Inc.
7.38%, 05/01/2022	60,000	62,250
Murphy Oil Corp.
3.50%, 12/01/2017	61,000	61,000
Nexen Energy ULC
5.88%, 03/10/2035	10,000	11,698
Noble Energy, Inc.
6.00%, 03/01/2041	22,000	24,437
8.25%, 03/01/2019	47,000	52,282

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 7	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Petrobras Global Finance BV
6.25%, 03/17/2024	$ 70,000	$ 71,785
Petroleos Mexicanos
3.50%, 07/18/2018 - 01/30/2023	100,000	99,022
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 (F)	130,000	128,416
Shell International Finance BV
2.50%, 09/12/2026 (C)	130,000	122,639
3.75%, 09/12/2046	39,000	35,865
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023 (C)	37,000	38,444
4.63%, 03/01/2034	35,000	36,651
Western Gas Partners, LP
5.38%, 06/01/2021	76,000	81,674
Williams Cos., Inc.
3.70%, 01/15/2023	13,000	12,773
7.88%, 09/01/2021	33,000	38,033
Williams Partners, LP
5.40%, 03/04/2044	35,000	35,705

		1,778,017

Pharmaceuticals - 0.1%
Actavis Funding SCS
3.80%, 03/15/2025	127,000	128,159

Road & Rail - 0.2%
Aviation Capital Group Corp.
2.88%, 01/20/2022 (F)	106,596	105,859
7.13%, 10/15/2020 (F)	153,000	175,115
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	18,000	18,239
3.75%, 04/01/2024	12,000	12,639

		311,852

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.
2.45%, 07/29/2020	190,000	193,055
KLA-Tencor Corp.
4.13%, 11/01/2021	155,000	162,279

		355,334

Software - 0.1%
Microsoft Corp.
3.30%, 02/06/2027	140,000	142,149

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.
2.85%, 02/23/2023	240,000	242,271
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
6.02%, 06/15/2026 (F)	115,000	125,371
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020	185,000	190,250
HP, Inc.
3.75%, 12/01/2020	11,000	11,445

		569,337

Tobacco - 0.1%
Reynolds American, Inc.
4.45%, 06/12/2025	47,000	49,473
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	105,000	118,378

		167,851

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 0.1%
International Lease Finance Corp.
8.25%, 12/15/2020	$ 115,000	$ 135,723

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	201,509
Crown Castle Towers LLC
3.22%, 05/15/2042 (F)	42,000	42,640
4.88%, 08/15/2040 (F)	155,000	164,978
6.11%, 01/15/2040 (F)	335,000	362,726
Sprint Communications, Inc.
9.00%, 11/15/2018 (F)	95,000	103,431
Sprint Corp.
7.88%, 09/15/2023	45,000	49,838
T-Mobile USA, Inc.
6.46%, 04/28/2019	5,000	5,013
6.73%, 04/28/2022	15,000	15,519
6.84%, 04/28/2023	5,000	5,350

		951,004

Total Corporate Debt Securities (Cost $23,971,128)		24,140,567

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Indonesia - 0.1%
Indonesia Government International Bond
5.38%, 10/17/2023 (F)	225,000	248,799

Mexico - 0.1%
Mexico Government International Bond
4.00%, 10/02/2023	110,000	113,300

Peru - 0.1%
Peru Government International Bond
7.35%, 07/21/2025 (C)	100,000	129,500

Republic of Korea - 0.1%
Korea Development Bank
3.50%, 08/22/2017	200,000	201,426

Total Foreign Government Obligations (Cost $666,491)		693,025

MORTGAGE-BACKED SECURITIES - 4.1%
Alternative Loan Trust
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	210,012	148,177
Aventura Mall Trust
Series 2013-AVM, Class A,
3.74% (D), 12/05/2032 (F)	150,000	157,775
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (F)	140,000	138,960
Series 2012-TFT, Class C,
3.47% (D), 06/05/2030 (F)	315,000	303,448
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (F)	245,000	256,012
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW17, Class A1A,
5.65% (D), 06/11/2050	41,425	41,784
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2,
1.19% (D), 12/25/2046	90,315	69,204

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 8	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	$ 45,000	$ 46,991
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	65,000	68,845
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	156,535
Citigroup Commercial Mortgage Trust, Interest Only STRIPS
Series 2013-SMP, Class XA,
0.80% (D), 01/12/2030 (F)	1,152,544	4,066
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (F)	209,993	212,125
COMM Mortgage Trust
Series 2010-RR1, Class GEB,
5.54% (D), 12/11/2049 (F)	4,845	4,841
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	20,000	21,640
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (F)	100,000	101,819
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (F)	100,000	102,783
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	45,000	47,271
Series 2016-GCT, Class C,
3.46% (D), 08/10/2029 (F)	100,000	101,020
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (F)	132,000	131,344
Commercial Mortgage Trust
Series 2007-GG11, Class AM,
5.87% (D), 12/10/2049	35,000	35,414
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (F)	225,000	228,317
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
2.85% (D), 08/26/2036 (F)	118,281	116,945
CSMC Trust
Series 2010-RR1, Class 2A,
5.70% (D), 09/15/2040 (F)	38,414	38,361
Series 2010-RR2, Class 2A,
5.96% (D), 09/15/2039 (F)	28,339	28,313
Series 2014-4R, Class 21A1,
1.11% (D), 12/27/2035 (F)	214,795	207,428
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
3.73% (D), 03/18/2035	138,083	134,177
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.44% (D), 12/10/2027 (F)	100,000	97,997
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (F)	285,000	284,554
Impac CMB Trust
Series 2004-6, Class 1A1,
1.78% (D), 10/25/2034	74,083	70,929
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.95% (D), 08/25/2037	175,453	138,740

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD12, Class A1A,
5.85% (D), 02/15/2051	$ 64,906	$ 65,350
Series 2008-C2, Class ASB,
6.13% (D), 02/12/2051	5,106	5,109
JPMorgan Resecuritization Trust
Series 2014-2, Class 6A1,
3.00% (D), 05/26/2037 (F)	131,281	131,222
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A,
6.01% (D), 07/15/2044	8,056	8,086
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM,
6.17% (D), 09/15/2045	30,000	30,663
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1.62% (D), 10/25/2028	46,119	45,087
Merrill Lynch Mortgage Trust
Series 2007-C1, Class A1A,
5.84% (D), 06/12/2050	32,482	32,580
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (F)	100,000	98,138
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class AM,
5.41%, 03/15/2044	6,706	6,691
Series 2007-IQ15, Class AM,
5.94% (D), 06/11/2049	55,000	55,335
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class A,
2.00%, 07/27/2049 (F)	5,559	5,560
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (F)	253,687	249,970
Motel 6 Trust
Series 2015-MTL6, Class C,
3.64%, 02/05/2030 (F)	545,000	548,228
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (F)	135,049	140,307
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (F)	54,846	56,052
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (F)	146,063	149,347
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (F)	103,504	104,428
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (F)	195,000	201,798
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (D), 01/11/2037 (F)	130,000	122,533
SCG Trust
Series 2013-SRP1, Class A,
2.56% (D), 11/15/2026 (F)	100,000	99,811
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1.68% (D), 01/19/2034	101,347	97,714
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (F)	186,857	188,138
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (F)	157,012	157,113
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (F)	147,390	147,487

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 9	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (F)	$ 225,000	$ 229,372

Total Mortgage-Backed Securities (Cost $6,545,731)		6,471,934

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	15,000	20,774
State of California, General Obligation Unlimited
7.30%, 10/01/2039	55,000	77,218
7.60%, 11/01/2040	60,000	89,513
7.95%, 03/01/2036	175,000	201,609
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	10,000	9,875

		398,989

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	10,000	11,371

Illinois - 0.0% (B)
State of Illinois, General Obligation Unlimited,
5.10%, 06/01/2033	55,000	50,109

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	16,000	23,026

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	15,000	20,181
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	15,000	19,354
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	10,000	11,936
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	20,000	22,733

		74,204

Total Municipal Government Obligations (Cost $555,553)		557,699

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.5%
Federal Home Loan Mortgage Corp.
3.64% (D), 02/01/2041	18,688	19,829
5.50%, 06/01/2041	32,767	36,332

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
Zero Coupon, 10/09/2019	$ 190,000	$ 181,351
2.50%, TBA (L)	537,000	537,252
3.00%, TBA (L)	4,284,000	4,287,306
3.30% (D), 03/01/2041	14,369	15,203
3.33% (D), 10/25/2023	55,000	57,597
3.50%, 11/01/2028 - 01/01/2029	129,281	135,602
3.50%, TBA (L)	2,592,000	2,654,229
3.52% (D), 03/01/2041	7,170	7,547
4.00%, 10/01/2025 - 06/01/2042	82,102	86,501
4.00%, TBA (L)	585,000	613,610
4.50%, 02/01/2025 - 06/01/2026	124,265	130,915
5.00%, 04/01/2039 - 11/01/2039	275,401	305,328
5.00%, TBA (L)	116,000	126,749
5.50%, 09/01/2036 - 12/01/2041	398,823	454,258
6.00%, 02/01/2038 - 02/01/2041	302,368	344,312
6.50%, 05/01/2040	62,424	70,201
Government National Mortgage Association, Interest Only STRIPS
0.80% (D), 02/16/2053	217,654	11,027

Total U.S. Government Agency Obligations (Cost $10,017,440)		10,075,149

U.S. GOVERNMENT OBLIGATIONS - 9.0%
U.S. Treasury - 8.1%
U.S. Treasury Bond
2.25%, 08/15/2046	359,000	303,832
2.50%, 02/15/2045 - 05/15/2046	557,000	500,136
2.75%, 08/15/2042	584,500	557,238
3.00%, 05/15/2042	61,000	60,976
3.50%, 02/15/2039	392,000	431,430
3.63%, 02/15/2044	1,694,300	1,887,821
4.50%, 02/15/2036	611,000	774,872
4.75%, 02/15/2037	606,000	791,232
5.25%, 02/15/2029	807,000	1,034,630
U.S. Treasury Note
0.50%, 07/31/2017	245,000	244,770
0.88%, 04/30/2017	99,000	99,016
1.00%, 09/15/2017 - 11/30/2019	787,400	780,934
1.13%, 06/30/2021 - 09/30/2021	305,000	296,028
1.25%, 11/30/2018	502,300	502,634
1.50%, 08/15/2026	30,000	27,759
1.63%, 03/31/2019 - 05/15/2026	1,305,000	1,287,645
1.75%, 05/15/2023	1,000,000	978,320
1.88%, 11/30/2021	155,000	154,818
2.00%, 12/31/2021 - 02/15/2025	921,000	904,947
2.25%, 11/15/2024	345,400	344,550
2.50%, 08/15/2023 - 05/15/2024	595,300	606,661

		12,570,249

U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	83,444	94,353
2.50%, 01/15/2029	308,383	377,019
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	896,963	918,218

		1,389,590

Total U.S. Government Obligations (Cost $14,102,485)		13,959,839

COMMERCIAL PAPER - 1.8%
Banks - 0.4%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.11% (M), 06/15/2017	600,000	598,637

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 10	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services - 1.4%
Anglesea Funding PLC
1.14% (M), 06/15/2017	$ 600,000	$ 598,600
Barton Capital Corp.
1.17% (M), 06/15/2017	510,000	508,778
Gotham Funding Corp.
1.07% (M), 06/15/2017	600,000	598,688
Victory Receivables Corp.
1.10% (M), 06/15/2017	500,000	498,875

		2,204,941

Total Commercial Paper (Cost $2,803,578)		2,803,578

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.6%
Federal Home Loan Bank Discount Notes
0.54% (M), 04/07/2017	250,000	249,981
0.55% (M), 04/07/2017 - 05/10/2017	1,750,000	1,749,142
0.56% (M), 04/26/2017	2,035,000	2,034,102

Total Short-Term U.S. Government Agency Obligations (Cost $4,033,505)		4,033,225

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.0%
U.S. Treasury Bill
0.49% (M), 04/20/2017	50,000	49,983
0.51% (M), 04/13/2017	350,000	349,930
0.52% (M), 04/20/2017	60,000	59,979
0.53% (M), 05/11/2017	827,000	826,372
0.54% (M), 05/11/2017	50,000	49,962
0.63% (M), 05/25/2017	30,000	29,969
0.73% (M), 06/22/2017	30,000	29,950
0.98% (M), 03/01/2018 (N)	115,000	113,949

Total Short-Term U.S. Government Obligations (Cost $1,510,298)		1,510,094

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (M)	958,099	958,099

Total Securities Lending Collateral (Cost $958,099)		958,099

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.09% (M), dated 03/31/2017, to be repurchased at $1,466,764 on 04/03/2017. Collateralized by U.S. Government Obligations, 1.00%, due 09/15/2018, and with a total value of $1,501,310.	$ 1,466,753	1,466,753

Total Repurchase Agreement (Cost $1,466,753)		1,466,753

Total Investments (Cost $153,004,726) (O)		164,878,558
Net Other Assets (Liabilities) - (5.9)%		(9,231,572)

Net Assets - 100.0%		$ 155,646,986

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 11	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	4	06/16/2017	$2,907	$—

SECURITY VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)		Value
ASSETS
Investments
Common Stocks	$93,669,795	$—	$—		$93,669,795
Preferred Stocks	311,715	—	—		311,715
Asset-Backed Securities	—	4,227,086	—		4,227,086
Corporate Debt Securities	—	24,140,567	—	(K)	24,140,567
Foreign Government Obligations	—	693,025	—		693,025
Mortgage-Backed Securities	—	6,471,934	—		6,471,934
Municipal Government Obligations	—	557,699	—		557,699
U.S. Government Agency Obligations	—	10,075,149	—		10,075,149
U.S. Government Obligations	—	13,959,839	—		13,959,839
Commercial Paper	—	2,803,578	—		2,803,578
Short-Term U.S. Government Agency Obligations	—	4,033,225	—		4,033,225
Short-Term U.S. Government Obligations	—	1,510,094	—		1,510,094
Securities Lending Collateral	958,099	—	—		958,099
Repurchase Agreement	—	1,466,753	—		1,466,753

Total Investments	$94,939,609	$69,938,949	$—	(K)	$164,878,558

Other Financial Instruments
Futures Contracts (R)	$2,907	$—	$—		$2,907

Total Other Financial Instruments	$2,907	$—	$—		$2,907

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)

All or a portion of the securities are on loan. The total value of all securities on loan is $933,936. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Floating or variable rate securities. The rates disclosed are as of March 31, 2017.
(E)	Percentage rounds to less than 0.01% or (0.01)%.
(F)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the total value of 144A securities is $15,452,535, representing 9.9% of the Portfolio’s net assets.

(G)	Perpetual maturity. The date displayed is the next call date.
(H)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2017, value of the security is $0, representing less than 0.1% of the Portfolio’s net assets.

(I)	Illiquid security. At March 31, 2017, value of the illiquid security is $0, representing less than 0.1% of the Portfolio’s net assets.
(J)	Security is Level 3 of the fair value hierarchy.
(K)	Security deemed worthless.
(L)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after March 31, 2017.
(M)	Rates disclosed reflect the yields at March 31, 2017.
(N)

All or a portion of the security has been segregated as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $113,949.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 12	March 31, 2017 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(O)

Aggregate cost for federal income tax purposes is $153,004,726. Aggregate gross unrealized appreciation and depreciation for all securities is $13,859,059 and $1,985,227, respectively. Net unrealized appreciation for tax purposes is $11,873,832.

(P)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(Q)	Level 3 securities were not considered significant to the Portfolio.
(R)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 13	March 31, 2017 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 1.3%
Huntington Ingalls Industries, Inc.	3,364	$ 673,608
Spirit Aerosystems Holdings, Inc., Class A	162,547	9,414,722

		10,088,330

Air Freight & Logistics - 1.3%
FedEx Corp.	48,887	9,540,298

Airlines - 3.8%
Delta Air Lines, Inc.	89,493	4,113,098
Hawaiian Holdings, Inc. (A)	137,303	6,377,724
Southwest Airlines Co.	70,386	3,783,952
Spirit Airlines, Inc. (A)	65,756	3,489,671
United Continental Holdings, Inc. (A)	152,663	10,784,114

		28,548,559

Auto Components - 1.7%
Cooper Tire & Rubber Co.	42,228	1,872,812
Dana, Inc.	76,252	1,472,426
Lear Corp.	57,496	8,140,284
Visteon Corp. (A)	14,253	1,396,081

		12,881,603

Automobiles - 1.6%
Fiat Chrysler Automobiles NV (A)	423,781	4,631,926
General Motors Co.	210,671	7,449,327

		12,081,253

Banks - 13.9%
Bank of America Corp.	1,075,378	25,368,167
BankUnited, Inc.	63,882	2,383,438
Citigroup, Inc.	345,359	20,659,375
Citizens Financial Group, Inc.	281,809	9,736,501
JPMorgan Chase & Co.	350,830	30,816,907
Popular, Inc.	110,857	4,515,206
SunTrust Banks, Inc.	200,501	11,087,705

		104,567,299

Beverages - 1.5%
PepsiCo, Inc.	98,369	11,003,556

Biotechnology - 2.8%
Amgen, Inc.	18,830	3,089,438
Biogen, Inc. (A)	5,111	1,397,450
Gilead Sciences, Inc.	128,646	8,737,636
United Therapeutics Corp. (A)	61,274	8,295,274

		21,519,798

Building Products - 1.4%
Owens Corning	166,351	10,208,961

Chemicals - 2.6%
Celanese Corp., Series A	17,907	1,608,944
Huntsman Corp.	93,410	2,292,281
LyondellBasell Industries NV, Class A	117,212	10,688,562
Trinseo SA	74,775	5,017,403

		19,607,190

Construction & Engineering - 1.1%
Quanta Services, Inc. (A)	228,174	8,467,537

Consumer Finance - 0.6%
Ally Financial, Inc.	219,469	4,461,805

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services - 1.2%
Voya Financial, Inc.	248,511	$ 9,433,478

Diversified Telecommunication Services - 3.7%
AT&T, Inc.	328,806	13,661,889
Verizon Communications, Inc.	296,650	14,461,688

		28,123,577

Electric Utilities - 4.0%
American Electric Power Co., Inc.	174,094	11,686,930
Edison International	140,243	11,164,745
Entergy Corp., Class B	97,857	7,433,218

		30,284,893

Energy Equipment & Services - 3.8%
Dril-Quip, Inc., Class A (A) (B)	24,746	1,349,894
Ensco PLC, Class A	389,643	3,487,305
Helmerich & Payne, Inc. (B)	28,589	1,903,170
Nabors Industries, Ltd.	377,515	4,934,121
Oceaneering International, Inc.	136,105	3,685,723
Patterson-UTI Energy, Inc.	263,011	6,383,277
Rowan Cos. PLC, Class A (A)	421,990	6,574,604

		28,318,094

Equity Real Estate Investment Trusts - 4.1%
American Homes 4 Rent, Class A	64,089	1,471,483
CBL & Associates Properties, Inc. (B)	187,138	1,785,297
Hospitality Properties Trust	210,039	6,622,530
Host Hotels & Resorts, Inc.	266,238	4,968,001
Hudson Pacific Properties, Inc.	81,991	2,840,168
LaSalle Hotel Properties	216,213	6,259,366
Mack-Cali Realty Corp.	99,120	2,670,293
Piedmont Office Realty Trust, Inc., Class A	136,725	2,923,181
RLJ Lodging Trust	60,073	1,412,316

		30,952,635

Food & Staples Retailing - 1.7%
Wal-Mart Stores, Inc.	179,977	12,972,742

Food Products - 3.2%
Bunge, Ltd.	118,782	9,414,661
Dean Foods Co.	208,593	4,100,939
Ingredion, Inc.	38,900	4,684,727
Sanderson Farms, Inc. (B)	60,756	6,308,903

		24,509,230

Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.	10,679	553,813

Health Care Providers & Services - 0.1%
Laboratory Corp. of America Holdings (A)	6,836	980,761

Independent Power & Renewable Electricity Producers - 1.2%
AES Corp.	804,749	8,997,094

Insurance - 10.1%
Allstate Corp.	143,463	11,690,800
American International Group, Inc.	160,238	10,003,658
Aspen Insurance Holdings, Ltd.	6,960	362,268
Assured Guaranty, Ltd.	130,308	4,835,730
Axis Capital Holdings, Ltd.	38,310	2,567,919
Everest Re Group, Ltd.	17,637	4,123,707
Hartford Financial Services Group, Inc.	87,930	4,226,795
Lincoln National Corp.	116,680	7,636,706

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2017 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Prudential Financial, Inc.	73,264	$ 7,815,804
Reinsurance Group of America, Inc., Class A	41,079	5,216,212
Travelers Cos., Inc.	90,745	10,938,402
Unum Group	150,951	7,078,092

		76,496,093

Internet Software & Services - 2.6%
eBay, Inc. (A)	289,669	9,724,188
VeriSign, Inc. (A) (B)	111,806	9,739,421

		19,463,609

Metals & Mining - 0.4%
Reliance Steel & Aluminum Co.	33,528	2,682,911

Multi-Utilities - 1.0%
Public Service Enterprise Group, Inc.	162,813	7,220,757

Multiline Retail - 0.1%
Big Lots, Inc. (B)	21,425	1,042,969

Oil, Gas & Consumable Fuels - 7.9%
Chevron Corp.	69,155	7,425,172
CONSOL Energy, Inc. (A)	237,152	3,979,411
Exxon Mobil Corp.	246,750	20,235,967
Marathon Petroleum Corp.	157,314	7,950,649
Tesoro Corp.	101,946	8,263,743
Valero Energy Corp.	175,892	11,659,881

		59,514,823

Paper & Forest Products - 0.2%
Domtar Corp.	32,110	1,172,657

Personal Products - 0.4%
Nu Skin Enterprises, Inc., Class A	57,008	3,166,224

Pharmaceuticals - 7.9%
Johnson & Johnson	228,511	28,461,045
Merck & Co., Inc.	139,418	8,858,620
Pfizer, Inc.	656,197	22,448,499

		59,768,164

Professional Services - 0.6%
ManpowerGroup, Inc.	45,799	4,697,603

Road & Rail - 0.4%
Avis Budget Group, Inc. (A)	106,635	3,154,263

Semiconductors & Semiconductor Equipment - 3.9%
Applied Materials, Inc., Class A	270,911	10,538,438
Intel Corp.	444,889	16,047,146
Micron Technology, Inc. (A)	96,113	2,777,666

		29,363,250

Software - 3.3%
Aspen Technology, Inc. (A)	97,113	5,721,898
Citrix Systems, Inc. (A)	4,289	357,660
Intuit, Inc.	79,037	9,167,502
Microsoft Corp.	148,761	9,797,399

		25,044,459

Specialty Retail - 0.8%
Bed Bath & Beyond, Inc.	41,190	1,625,358
Best Buy Co., Inc.	90,134	4,430,086

		6,055,444

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 0.4%
HP, Inc.	160,680	$ 2,872,958

Textiles, Apparel & Luxury Goods - 0.4%
Michael Kors Holdings, Ltd. (A)	83,687	3,189,312

Tobacco - 1.6%
Philip Morris International, Inc.	105,169	11,873,580

Trading Companies & Distributors - 0.2%
AerCap Holdings NV (A)	30,032	1,380,571

Total Common Stocks (Cost $644,515,185)		746,262,153

MASTER LIMITED PARTNERSHIP - 0.2%
Capital Markets - 0.2%
Lazard, Ltd., Class A	35,355	1,625,976

Total Master Limited Partnership (Cost $1,519,694)		1,625,976

SECURITIES LENDING COLLATERAL - 2.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (C)	21,505,419	21,505,419

Total Securities Lending Collateral (Cost $21,505,419)		21,505,419

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.09% (C), dated 03/31/2017, to be repurchased at $4,903,848 on 04/03/2017. Collateralized by a U.S. Government Obligation, 1.00%, due 09/15/2018, and with a value of $5,002,703.	$ 4,903,811	4,903,811

Total Repurchase Agreement (Cost $4,903,811)		4,903,811

Total Investments (Cost $672,444,109) (D)		774,297,359
Net Other Assets (Liabilities) - (2.7)%		(20,085,968)

Net Assets - 100.0%		$ 754,211,391

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2017 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$746,262,153	$—	$—	$746,262,153
Master Limited Partnership	1,625,976	—	—	1,625,976
Securities Lending Collateral	21,505,419	—	—	21,505,419
Repurchase Agreement	—	4,903,811	—	4,903,811

Total Investments	$769,393,548	$4,903,811	$—	$774,297,359

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $21,053,637. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at March 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $672,444,109. Aggregate gross unrealized appreciation and depreciation for all securities is $115,005,280 and $13,152,030, respectively. Net unrealized appreciation for tax purposes is $101,853,250.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2017 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Airlines - 1.1%
Hawaiian Holdings, Inc. (A)	14,040	$ 652,158

Auto Components - 2.8%
Fox Factory Holding Corp. (A)	30,770	883,099
Tenneco, Inc.	12,740	795,231

		1,678,330

Banks - 18.2%
Associated Banc-Corp.	36,705	895,602
Banc of California, Inc.	24,840	514,188
Berkshire Hills Bancorp, Inc.	23,360	842,128
Cathay General Bancorp	24,210	912,233
Customers Bancorp, Inc. (A)	31,785	1,002,181
Enterprise Financial Services Corp.	13,070	554,168
FB Financial Corp. (A)	18,691	660,914
First Citizens BancShares, Inc., Class A	2,510	841,779
First Merchants Corp.	18,480	726,633
Hanmi Financial Corp., Class B	22,105	679,729
Popular, Inc.	22,815	929,255
Preferred Bank	10,240	549,478
TriCo Bancshares	17,073	606,604
Valley National Bancorp	92,320	1,089,376

		10,804,268

Biotechnology - 1.0%
Retrophin, Inc. (A)	32,390	597,919

Capital Markets - 5.7%
Donnelley Financial Solutions, Inc. (A)	42,280	815,581
Evercore Partners, Inc., Class A	13,485	1,050,482
Piper Jaffray Cos.	11,180	713,843
Stifel Financial Corp. (A)	15,680	786,979

		3,366,885

Chemicals - 0.8%
Rayonier Advanced Materials, Inc. (B)	36,810	495,095

Commercial Services & Supplies - 1.5%
ACCO Brands Corp. (A)	67,080	882,102

Construction & Engineering - 2.6%
EMCOR Group, Inc.	10,330	650,273
Tutor Perini Corp. (A)	28,420	903,756

		1,554,029

Construction Materials - 1.0%
US Concrete, Inc. (A) (B)	9,140	589,987

Electric Utilities - 2.4%
Portland General Electric Co.	14,230	632,097
Spark Energy, Inc., Class A (B)	25,640	819,198

		1,451,295

Electronic Equipment, Instruments & Components - 6.7%
ePlus, Inc. (A)	8,384	1,132,259
Orbotech, Ltd. (A)	24,080	776,580
Sanmina Corp. (A)	25,070	1,017,842
Vishay Intertechnology, Inc. (B)	62,720	1,031,744

		3,958,425

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 2.1%
McDermott International, Inc. (A)	82,470	$ 556,672
Unit Corp. (A)	28,630	691,701

		1,248,373

Equity Real Estate Investment Trusts - 9.6%
CareTrust REIT, Inc.	63,785	1,072,864
Corporate Office Properties Trust	24,950	825,845
DuPont Fabros Technology, Inc.	17,960	890,636
Lexington Realty Trust	97,110	969,158
Summit Hotel Properties, Inc.	67,570	1,079,768
Xenia Hotels & Resorts, Inc.	49,925	852,220

		5,690,491

Gas Utilities - 1.2%
Southwest Gas Holdings, Inc.	8,855	734,168

Health Care Providers & Services - 1.5%
HealthSouth Corp.	20,105	860,695

Hotels, Restaurants & Leisure - 1.3%
Bloomin’ Brands, Inc.	38,000	749,740

Household Durables - 1.2%
LGI Homes, Inc. (A) (B)	21,680	735,169

Household Products - 1.6%
Central Garden & Pet Co., Class A (A)	27,614	958,758

Insurance - 3.4%
CNO Financial Group, Inc.	55,480	1,137,340
Selective Insurance Group, Inc.	18,768	884,911

		2,022,251

IT Services - 1.6%
CoreLogic, Inc. (A)	23,432	954,151

Leisure Products - 1.5%
Nautilus, Inc., Class A (A)	47,753	871,492

Life Sciences Tools & Services - 1.3%
INC Research Holdings, Inc., Class A (A)	16,815	770,968

Machinery - 5.7%
Greenbrier Cos., Inc. (B)	21,420	923,202
Harsco Corp. (A)	52,640	671,160
Timken Co.	20,540	928,408
Wabash National Corp. (B)	41,315	854,807

		3,377,577

Media - 1.3%
AMC Entertainment Holdings, Inc., Class A	23,560	740,962

Metals & Mining - 1.0%
AK Steel Holding Corp. (A) (B)	83,130	597,705

Multi-Utilities - 1.5%
Black Hills Corp. (B)	13,745	913,630

Multiline Retail - 1.4%
Big Lots, Inc. (B)	16,845	820,015

Paper & Forest Products - 1.4%
Louisiana-Pacific Corp. (A)	33,850	840,157

Pharmaceuticals - 1.1%
Prestige Brands Holdings, Inc. (A)	11,560	642,274

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	March 31, 2017 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 1.1%
Swift Transportation Co., Class A (A) (B)	32,170	$ 660,772

Semiconductors & Semiconductor Equipment - 3.8%
Amkor Technology, Inc. (A)	54,210	628,294
Cirrus Logic, Inc. (A)	12,490	758,018
Rudolph Technologies, Inc. (A)	37,462	839,149

		2,225,461

Thrifts & Mortgage Finance - 6.5%
Dime Community Bancshares, Inc.	35,635	723,390
First Defiance Financial Corp., Class A	12,433	615,558
HomeStreet, Inc. (A)	28,990	810,270
MGIC Investment Corp. (A)	56,950	576,904
Washington Federal, Inc.	33,240	1,100,244

		3,826,366

Trading Companies & Distributors - 2.4%
MRC Global, Inc. (A)	43,245	792,681
Triton International, Ltd.	24,160	623,086

		1,415,767

Total Common Stocks (Cost $49,927,579)		57,687,435

MASTER LIMITED PARTNERSHIPS - 2.0%
Energy Equipment & Services - 1.0%
Archrock Partners, LP	34,200	586,872

Oil, Gas & Consumable Fuels - 1.0%
Tallgrass Energy Partners, LP	11,395	606,214

Total Master Limited Partnerships (Cost $983,864)		1,193,086

SECURITIES LENDING COLLATERAL - 13.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.74% (C)	7,789,939	7,789,939

Total Securities Lending Collateral (Cost $7,789,939)		7,789,939

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.09% (C), dated 03/31/2017, to be repurchased at $439,540 on 04/03/2017. Collateralized by a U.S. Government Obligation, 1.00%, due 09/15/2018, and with a value of $448,897.	$ 439,537	439,537

Total Repurchase Agreement (Cost $439,537)		439,537

Total Investments (Cost $59,140,919) (D)		67,109,997
Net Other Assets (Liabilities) - (13.2)%		(7,799,873)

Net Assets - 100.0%		$ 59,310,124

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	March 31, 2017 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$57,687,435	$—	$—	$57,687,435
Master Limited Partnerships	1,193,086	—	—	1,193,086
Securities Lending Collateral	7,789,939	—	—	7,789,939
Repurchase Agreement	—	439,537	—	439,537

Total Investments	$66,670,460	$439,537	$—	$67,109,997

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $7,591,689. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at March 31, 2017.
(D)

Aggregate cost for federal income tax purposes is $59,140,919. Aggregate gross unrealized appreciation and depreciation for all securities is $8,503,604 and $534,526, respectively. Net unrealized appreciation for tax purposes is $7,969,078.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2017. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At March 31, 2017

(unaudited)

1. ORGANIZATION

Transamerica Partners Portfolios (the “Series Portfolio”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a series trust under the laws of the State of New York. The Series Portfolio applies investment company accounting and reporting guidance. The Series Portfolio is composed of six different series that are, in effect, separate investment funds. The portfolios (each, a “Portfolio” and collectively, the “Portfolios”) are listed below. Each Portfolio issues shares of beneficial interest only in private placement transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (“Securities Act”). Only “accredited investors”, as defined in Regulation D under the Securities Act, may invest in the Portfolios. Accredited investors include investment companies, insurance company separate accounts, common or commingled trust funds, or other similar organizations or entities.

Portfolio
Transamerica Partners Government Money Market Portfolio (“Government Money Market”)
Transamerica Partners High Quality Bond Portfolio (“High Quality Bond”)
Transamerica Partners Inflation-Protected Securities Portfolio (“Inflation-Protected Securities”)
Transamerica Partners Balanced Portfolio (“Balanced”)
Transamerica Partners Large Value Portfolio (“Large Value”)
Transamerica Partners Small Value Portfolio (“Small Value”)

The Portfolios’ Board of Trustees (the “Board”) approved the reorganization of each Portfolio (the “Target Portfolios”) into a new and existing series of Transamerica Funds (the “Destination Funds”).

The proposed reorganizations into existing Destination Funds are as follows:

Target Portfolio	Destination Fund
Government Money Market	Transamerica Government Money Market
Small Value	Transamerica Small Cap Value

The proposed reorganizations into newly organized Destination Funds are as follows:

Target Portfolio	Destination Fund
High Quality Bond	Transamerica High Quality Bond
Inflation-Protected Securities	Transamerica Inflation-Protected Securities
Balanced	Transamerica Balanced II
Large Value	Transamerica Large Value Opportunities

Each proposed reorganization is subject to Target Portfolio shareholder approval and other closing conditions. If the reorganizations are consummated, Target Portfolio shareholders will receive newly-issued Class I3 shares of the corresponding Destination Fund.

Following the close of business on March 10, 2017, the reorganizations of Transamerica Partners International Equity Portfolio into Transamerica International Equity, Transamerica Partners Large Core Portfolio into Transamerica Large Core, Transamerica Partners Large Growth Portfolio into Transamerica Large Growth, Transamerica Partners Mid Growth Portfolio into Transamerica Mid Cap Growth, Transamerica Partners Small Core Portfolio into Transamerica Small Cap Core, and Transamerica Partners Small Growth Portfolio into Transamerica Small Cap Growth were completed.

Following the close of business on March 24, 2017, the reorganizations of Transamerica Partners High Yield Bond Portfolio into Transamerica High Yield Bond, Transamerica Partners Core Bond Portfolio into Transamerica Intermediate Bond, and Transamerica Partners Mid Value Portfolio into Transamerica Mid Cap Value Opportunities were completed.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolios. TAM provides continuous and regular investment management services to the Portfolios.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolios and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolios employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending Portfolio combinations and liquidations where it believes appropriate or

Transamerica Partners Portfolios	Page 1	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

1. ORGANIZATION (continued)

advisable; regular supervision of the Portfolios’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolios; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation process; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Board, participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolios; oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the Portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM’s investment management services include the provision of supervisory and administrative services to the Portfolios. TAM, not the Portfolios, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, practical expedient have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolios’ investments, at March 31, 2017, is disclosed within the Security Valuation section of each Portfolio’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least

Transamerica Partners Portfolios	Page 2	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

3. SECURITY VALUATION (continued)

annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Investment companies: Investment companies are valued at the NAV of the underlying portfolios. These investments are actively traded and no valuation adjustments are applied. Investment companies are categorized in Level 1 of the fair value hierarchy.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Partners Portfolios	Page 3	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

3. SECURITY VALUATION (continued)

Municipal government obligations and variable rate notes: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Portfolios, with the exception of Government Money Market, normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Government Money Market values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at March 31, 2017, if any, are identified within the Schedule of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at March 31, 2017, if any, are identified within the Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at March 31, 2017, if any, are identified within the Schedule of Investments.

Transamerica Partners Portfolios	Page 4	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

Treasury inflation-protected securities (“TIPS”): Certain Portfolios may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at March 31, 2017, if any, are included within the Schedule of Investments.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolios may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolios will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed-delivery basis, the Portfolios do not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at March 31, 2017, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolios invest borrowing proceeds in other securities, the Portfolios will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolios may borrow on a secured or on an unsecured basis. If the Portfolios enter into a secured borrowing arrangement, a portion of the Portfolios’ assets will be used as collateral. The 1940 Act requires the Portfolios to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Portfolios’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolios may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street Bank and Trust Company (“State Street”) serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at March 31, 2017, if any, are shown on a gross basis within the Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Portfolios purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Partners Portfolios	Page 5	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolios and their counterparties that provide for the net settlement of all transactions and collateral with the Portfolios, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at March 31, 2017.

Repurchase agreements at March 31, 2017, if any, are included within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2017.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Balanced
Securities Lending Transactions
Common Stocks	$146,362	$—	$—	$—	$146,362
Corporate Debt Securities	677,835	—	—	—	677,835
Foreign Government Obligations	133,902	—	—	—	133,902

Total Securities Lending Transactions	$958,099	$—	$—	$—	$958,099

Total Borrowings	$958,099	$—	$—	$—	$958,099

High Quality Bond
Securities Lending Transactions
Corporate Debt Securities	$2,445,300	$—	$—	$—	$2,445,300

Total Borrowings	$2,445,300	$—	$—	$—	$2,445,300

Large Value
Securities Lending Transactions
Common Stocks	$21,505,419	$—	$—	$—	$21,505,419

Total Borrowings	$21,505,419	$—	$—	$—	$21,505,419

Small Value
Securities Lending Transactions
Common Stocks	$7,789,939	$—	$—	$—	$7,789,939

Total Borrowings	$7,789,939	$—	$—	$—	$7,789,939

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolios’ investment objectives allow the Portfolios to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolios’ investment objectives, the Portfolios may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolios.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolios are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolios will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk

Transamerica Partners Portfolios	Page 6	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

that the counterparty will not be able to fulfill its obligations to the Portfolios. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolios’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Portfolios are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Government Money Market, may enter into option contracts to manage exposure to various market fluctuations. The Portfolios may purchase or write call and put options on securities and derivative instruments in which each Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on futures: The Portfolios may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolios the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Inflation-capped options: The Portfolios may purchase or write inflation-capped options. Purchasing or writing inflation-capped options gives the Portfolios the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolios from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

Options on foreign currency: The Portfolios may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolios the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Interest rate swaptions: The Portfolios may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolios write a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios selling or buying a security or currency at a price different from the current market value.

As of March 31, 2017, transactions in written options are as follows:

	Call Options		Put Options
Inflation-Protected Securities	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts

Balance at December 31, 2016	$—	—	$109,409	199
Options written	6,134	80	46,167	165
Options closed	—	—	(155,576)	(364)
Options expired	—	—	—	—
Options exercised	—	—	—	—

Balance at March 31, 2017	$6,134	80	$—	—

Transamerica Partners Portfolios	Page 7	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

As of March 31, 2017, transactions in written foreign exchange options, inflation-capped options, and swaptions are as follows:

	Call Options
Inflation-Protected Securities	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2016	$154,019	EUR	1,070,000	GBP	—	USD	16,100,000
Options written	118,758		2,290,000		5,850,000		9,710,000
Options closed	—		—		—		—
Options expired	(20,714)		—		(1,925,000)		—
Options exercised	—		—		—		—

Balance at March 31, 2017	$252,063	EUR	3,360,000	GBP	3,925,000	USD	25,810,000

	Put Options
Inflation-Protected Securities	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2016	$262,370	CHF	2,560,000	EUR	7,920,000	GBP	—	USD	16,100,000
Options written	162,597		—		—		16,465,000		9,710,000
Options closed	(53,956)		—		—		(5,885,000)		—
Options expired	(43,822)		(2,560,000)		(4,720,000)		—		—
Options exercised	—		—		—		—		—

Balance at March 31, 2017	$327,189	CHF	—	EUR	3,200,000	GBP	10,580,000	USD	25,810,000

Open option contracts at March 31, 2017, if any, are included within the Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and LIBOR forward rate to calculate the daily settlement price. The Portfolios, with the exception of Government Money Market, may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Open OTC and centrally cleared swap agreements at March 31, 2017, if any, are listed within the Schedule of Investments.

Futures contracts: The Portfolios are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Government Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Transamerica Partners Portfolios	Page 8	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Open futures contracts at March 31, 2017, if any, are listed within the Schedule of Investments.

Forward foreign currency contracts: The Portfolios are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Government Money Market, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at March 31, 2017, if any, are listed within the Schedule of Investments.

7. RISK FACTORS

Investing in the Portfolios may involve certain risks, as discussed in the Portfolios’ prospectuses, including but not limited to the following:

Fixed income risk: The market prices of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines.

Inflation-protected security risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

Money market reform risk: Government Money Market operates as a “government” money market fund under new federal regulations. The Portfolio continues to use the special pricing and valuation conventions that currently facilitate a stable share price of $1.00, although there is no guarantee that the Portfolio will be able to maintain a $1.00 share price. The Portfolio does not currently intend to avail itself of the ability to impose “liquidity fees” and/or “gates” on Portfolio redemptions, as permitted under the new regulations. However, the Board reserves the right, with notice to shareholders, to change this policy, thereby permitting the Portfolio to impose such fees and gates in the future.

Money market risk: There is no assurance a money market fund will avoid principal losses if its holdings default or are downgraded or if interest rates rise sharply in an unusually short period. In addition, a money market fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of an investment, it is possible to lose money by investing in it.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

8. NEW ACCOUNTING PRONOUNCEMENT

In October 2016, the Securities and Exchange Commission adopted new rules and amended existing rules (together the, “Final Rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the Final Rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolios’ financial statements.

9. SUBSEQUENT EVENTS

Effective April 21, 2017, the following Target Portfolios consummated their reorganization:

High Quality Bond

Inflation-Protected Securities

Small Value

Transamerica Partners Portfolios	Page 9	March 31, 2017 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2017

(unaudited)

9. SUBSEQUENT EVENTS (continued)

Effective May 5, 2017, the following Target Portfolios consummated their reorganization:

Large Value

Management has evaluated subsequent events through the date of issuance of this report, and determined that no other material events or transactions would require recognition or disclosure.

Transamerica Partners Portfolios	Page 10	March 31, 2017 Form N-Q

Master Investment Portfolio — S&P 500 Index Master Portfolio

Schedule of Investments March 31, 2017 (Unaudited)	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.2%
Arconic, Inc.	246,183	$6,484,460
Boeing Co.	318,306	56,295,599
General Dynamics Corp.	158,778	29,723,242
L3 Technologies, Inc.	44,491	7,353,917
Lockheed Martin Corp.	139,006	37,198,006
Northrop Grumman Corp.	97,848	23,272,168
Raytheon Co.	163,398	24,918,195
Rockwell Collins, Inc.	74,947	7,281,851
Textron, Inc.	154,558	7,355,415
TransDigm Group, Inc.	27,003	5,944,981
United Technologies Corp.	419,397	47,060,537

		252,888,371
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	79,067	6,111,088
Expeditors International of Washington, Inc.	103,307	5,835,812
FedEx Corp.	137,205	26,775,556
United Parcel Service, Inc., Class B	385,736	41,389,473

		80,111,929
Airlines — 0.6%
Alaska Air Group, Inc.	67,139	6,191,559
American Airlines Group, Inc.	277,028	11,718,284
Delta Air Lines, Inc.	410,468	18,865,109
Southwest Airlines Co.	345,402	18,568,812
United Continental Holdings, Inc. (a)	161,564	11,412,881

		66,756,645
Auto Components — 0.4%
BorgWarner, Inc.	107,204	4,480,055
Delphi Automotive PLC	153,194	12,330,585
Goodyear Tire & Rubber Co.	139,270	5,013,720
Johnson Controls International PLC	526,577	22,179,423

		44,003,783
Automobiles — 0.5%
Ford Motor Co.	2,198,702	25,592,891
General Motors Co.	767,932	27,154,076
Harley-Davidson, Inc.	100,929	6,106,204

		58,853,171
Banks — 6.4%
Bank of America Corp.	5,610,376	132,348,770
BB&T Corp.	454,961	20,336,757
Citigroup, Inc.	1,553,683	92,941,317
Citizens Financial Group, Inc.	287,742	9,941,486
Comerica, Inc.	96,472	6,616,050
Fifth Third Bancorp	424,252	10,776,001
Huntington Bancshares, Inc.	618,183	8,277,470
JPMorgan Chase & Co.	1,997,463	175,457,150
KeyCorp	605,741	10,770,075
M&T Bank Corp.	86,318	13,355,984

Common Stocks	Shares	Value
Banks (continued)
PNC Financial Services Group, Inc. (b)	271,845	$32,686,643
Regions Financial Corp.	657,801	9,557,848
SunTrust Banks, Inc.	277,310	15,335,243
U.S. Bancorp	888,931	45,779,946
Wells Fargo & Co.	2,517,300	140,112,918
Zions Bancorporation	108,671	4,564,182

		728,857,840
Beverages — 2.0%
Brown-Forman Corp., Class B	96,980	4,478,537
Coca-Cola Co.	2,159,975	91,669,339
Constellation Brands, Inc., Class A	97,103	15,737,483
Dr. Pepper Snapple Group, Inc.	102,688	10,055,209
Molson Coors Brewing Co., Class B	101,709	9,734,568
Monster Beverage Corp. (a)	223,523	10,320,057
PepsiCo, Inc.	796,605	89,108,235

		231,103,428
Biotechnology — 2.8%
AbbVie, Inc.	891,252	58,073,980
Alexion Pharmaceuticals, Inc. (a)	126,565	15,344,741
Amgen, Inc.	411,642	67,538,103
Biogen, Inc. (a)	120,723	33,008,083
Celgene Corp. (a)	435,301	54,164,503
Gilead Sciences, Inc.	731,425	49,678,386
Incyte Corp. (a)	99,258	13,267,817
Regeneron Pharmaceuticals, Inc. (a)	42,665	16,533,114
Vertex Pharmaceuticals, Inc. (a)(c)	137,259	15,009,272

		322,617,999
Building Products — 0.1%
Allegion PLC	52,492	3,973,644
Fortune Brands Home & Security, Inc.	81,683	4,970,411
Masco Corp.	185,105	6,291,719

		15,235,774
Capital Markets — 2.1%
Affiliated Managers Group, Inc.	31,410	5,149,355
Ameriprise Financial, Inc.	84,568	10,966,778
Bank of New York Mellon Corp.	582,478	27,510,436
BlackRock, Inc. (b)	68,061	26,102,074
Charles Schwab Corp.	681,839	27,825,850
E*Trade Financial Corp. (a)	153,308	5,348,916
Franklin Resources, Inc.	187,476	7,900,239
Goldman Sachs Group, Inc.	207,654	47,702,277
Invesco Ltd.	221,831	6,794,683
Morgan Stanley	807,026	34,572,994
Northern Trust Corp.	117,986	10,215,228
Raymond James Financial, Inc.	69,463	5,297,248
State Street Corp.	202,952	16,157,009

S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Capital Markets (continued)
T. Rowe Price Group, Inc.	139,255	$9,490,228

		241,033,315
Chemicals — 2.1%
Air Products & Chemicals, Inc.	122,351	16,552,867
Albemarle Corp.	62,918	6,646,658
CF Industries Holdings, Inc.	124,932	3,666,754
Dow Chemical Co.	624,839	39,702,270
E.I. du Pont de Nemours & Co.	484,245	38,899,401
Eastman Chemical Co.	82,301	6,649,921
Ecolab, Inc.	146,898	18,412,195
FMC Corp.	71,364	4,966,221
International Flavors & Fragrances, Inc.	45,289	6,002,151
LyondellBasell Industries NV, Class A	184,886	16,859,754
Monsanto Co.	245,416	27,781,091
Mosaic Co.	197,330	5,758,089
PPG Industries, Inc.	144,879	15,223,885
Praxair, Inc.	159,887	18,962,598
Sherwin-Williams Co.	45,934	14,248,268

		240,332,123
Commercial Services & Supplies — 0.3%
Cintas Corp.	48,343	6,117,323
Iron Mountain, Inc.	141,367	5,042,561
Republic Services, Inc.	132,200	8,303,482
Stericycle, Inc. (a)	46,330	3,840,294
Waste Management, Inc.	228,091	16,632,396

		39,936,056
Communications Equipment — 1.1%
Cisco Systems, Inc.	2,800,403	94,653,621
F5 Networks, Inc. (a)	34,999	4,989,807
Harris Corp.	70,710	7,867,902
Juniper Networks, Inc.	215,209	5,989,267
Motorola Solutions, Inc.	89,927	7,753,506

		121,254,103
Construction & Engineering — 0.1%
Fluor Corp.	74,557	3,923,190
Jacobs Engineering Group, Inc.	65,572	3,624,820
Quanta Services, Inc. (a)	81,392	3,020,457

		10,568,467
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	36,006	7,858,310
Vulcan Materials Co.	75,423	9,086,963

		16,945,273
Consumer Finance — 0.8%
American Express Co.	423,920	33,536,311
Capital One Financial Corp.	270,840	23,470,994
Discover Financial Services	217,581	14,880,365

Common Stocks	Shares	Value
Consumer Finance (continued)
Navient Corp.	153,087	$2,259,564
Synchrony Financial	432,835	14,846,241

		88,993,475
Containers & Packaging — 0.3%
Avery Dennison Corp.	48,469	3,906,601
Ball Corp.	99,810	7,411,891
International Paper Co.	227,086	11,531,427
Sealed Air Corp.	103,552	4,512,796
WestRock Co.	144,256	7,505,640

		34,868,355
Distributors — 0.1%
Genuine Parts Co.	85,536	7,904,382
LKQ Corp. (a)	173,154	5,068,217

		12,972,599
Diversified Consumer Services — 0.0%
H&R Block, Inc.	105,795	2,459,734
Diversified Financial Services — 2.3%
Berkshire Hathaway, Inc., Class B (a)	1,060,613	176,782,975
CBOE Holdings, Inc.	48,557	3,936,516
CME Group, Inc.	190,367	22,615,600
Intercontinental Exchange, Inc.	335,027	20,058,066
Leucadia National Corp.	173,652	4,514,952
Moody’s Corp.	91,865	10,292,555
Nasdaq, Inc.	67,399	4,680,860
S&P Global, Inc.	144,910	18,945,533

		261,827,057
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	3,433,073	142,644,183
CenturyLink, Inc.	313,165	7,381,299
Level 3 Communications, Inc. (a)	162,059	9,273,016
Verizon Communications, Inc.	2,279,056	111,103,980

		270,402,478
Electric Utilities — 1.8%
American Electric Power Co., Inc.	275,301	18,480,956
Duke Energy Corp.	390,643	32,036,632
Edison International	185,297	14,751,494
Entergy Corp.	102,113	7,756,504
Eversource Energy	175,329	10,305,839
Exelon Corp.	520,609	18,731,512
FirstEnergy Corp.	242,718	7,723,287
NextEra Energy, Inc.	260,398	33,427,291
Pinnacle West Capital Corp.	63,750	5,315,475
PPL Corp.	385,593	14,417,322
Southern Co.	553,229	27,539,740
Xcel Energy, Inc.	280,843	12,483,471

		202,969,523

2	S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Electrical Equipment — 0.6%
Acuity Brands, Inc.	24,930	$5,085,720
AMETEK, Inc.	131,197	7,095,134
Eaton Corp. PLC	253,733	18,814,302
Emerson Electric Co.	362,834	21,719,243
Rockwell Automation, Inc.	71,017	11,058,057

		63,772,456
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	172,028	12,243,233
Corning, Inc.	525,288	14,182,776
FLIR Systems, Inc.	75,163	2,726,913
TE Connectivity Ltd.	200,911	14,977,915

		44,130,837
Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	240,068	14,360,868
Halliburton Co.	486,556	23,943,421
Helmerich & Payne, Inc.	57,890	3,853,737
National Oilwell Varco, Inc.	210,735	8,448,366
Schlumberger Ltd.	781,206	61,012,189
TechnipFMC PLC (a)	260,767	8,474,927
Transocean Ltd. (a)	211,458	2,632,652

		122,726,160
Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	244,681	41,030,557
CVS Health Corp.	575,327	45,163,170
Kroger Co.	521,086	15,366,826
Sysco Corp.	276,340	14,347,573
Wal-Mart Stores, Inc.	842,939	60,759,043
Walgreens Boots Alliance, Inc.	477,619	39,666,258
Whole Foods Market, Inc.	183,142	5,442,980

		221,776,407
Food Products — 1.5%
Archer-Daniels-Midland Co.	315,937	14,545,739
Campbell Soup Co.	108,033	6,183,809
Conagra Brands, Inc.	233,850	9,433,509
General Mills, Inc.	324,909	19,172,880
Hershey Co.	78,692	8,597,101
Hormel Foods Corp.	154,840	5,362,109
J.M. Smucker Co.	64,561	8,462,656
Kellogg Co.	139,460	10,126,191
Kraft Heinz Co.	333,328	30,269,516
McCormick & Co., Inc.	65,041	6,344,749
Mead Johnson Nutrition Co.	103,862	9,252,027
Mondelez International, Inc., Class A	854,995	36,833,185
Tyson Foods, Inc., Class A	162,518	10,028,986

		174,612,457
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	966,951	42,942,294
Baxter International, Inc.	268,682	13,933,849

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
Becton Dickinson & Co.	118,666	$21,768,091
Boston Scientific Corp. (a)	763,192	18,980,585
C.R. Bard, Inc.	41,021	10,195,359
Cooper Cos., Inc.	27,986	5,594,122
Dentsply Sirona, Inc.	132,068	8,246,326
Edwards Lifesciences Corp. (a)	119,818	11,271,279
Hologic, Inc. (a)	154,697	6,582,357
IDEXX Laboratories, Inc. (a)	50,370	7,787,706
Intuitive Surgical, Inc. (a)	20,660	15,835,270
Medtronic PLC	765,354	61,656,918
Stryker Corp.	172,303	22,683,690
Varian Medical Systems, Inc. (a)(c)	50,322	4,585,844
Zimmer Biomet Holdings, Inc.	114,020	13,922,982

		265,986,672
Health Care Providers & Services — 2.6%
Aetna, Inc.	196,708	25,090,105
AmerisourceBergen Corp.	90,521	8,011,109
Anthem, Inc.	147,869	24,454,575
Cardinal Health, Inc.	177,190	14,449,845
Centene Corp. (a)	90,146	6,423,804
Cigna Corp.	144,562	21,176,887
DaVita, Inc. (a)	84,774	5,762,089
Envision Healthcare Corp. (a)	62,626	3,840,226
Express Scripts Holding Co. (a)	340,485	22,441,366
HCA Holdings, Inc. (a)(c)	162,655	14,474,668
Henry Schein, Inc. (a)	43,417	7,379,588
Humana, Inc.	84,113	17,339,054
Laboratory Corp. of America Holdings (a)	58,019	8,323,986
McKesson Corp.	119,046	17,649,760
Patterson Cos., Inc.	47,484	2,147,701
Quest Diagnostics, Inc.	75,156	7,379,568
UnitedHealth Group, Inc.	538,296	88,285,927
Universal Health Services, Inc., Class B	50,158	6,242,163

		300,872,421
Health Care Technology — 0.1%
Cerner Corp. (a)	161,109	9,481,265
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	231,278	13,624,587
Chipotle Mexican Grill, Inc. (a)(c)	16,175	7,206,286
Darden Restaurants, Inc.	71,132	5,951,614
Marriott International, Inc., Class A	176,408	16,614,105
McDonald’s Corp.	457,813	59,337,143
Royal Caribbean Cruises Ltd.	92,952	9,119,521
Starbucks Corp.	815,938	47,642,620
Wyndham Worldwide Corp.	58,193	4,905,088
Wynn Resorts Ltd.	46,264	5,302,317
Yum! Brands, Inc.	188,823	12,065,790

		181,769,071

S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Household Durables — 0.4%
D.R. Horton, Inc.	190,863	$6,357,646
Garmin Ltd.	62,073	3,172,551
Leggett & Platt, Inc.	73,058	3,676,279
Lennar Corp., Class A	112,817	5,775,102
Mohawk Industries, Inc. (a)	35,845	8,226,069
Newell Brands, Inc.	266,060	12,550,050
PulteGroup, Inc.	164,364	3,870,772
Whirlpool Corp.	43,002	7,367,533

		50,996,002
Household Products — 1.8%
Church & Dwight Co., Inc.	139,698	6,966,739
Clorox Co.	72,237	9,739,715
Colgate-Palmolive Co.	494,679	36,205,556
Kimberly-Clark Corp.	199,938	26,317,839
Procter & Gamble Co.	1,428,835	128,380,825

		207,610,674
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	353,763	3,955,070
NRG Energy, Inc.	171,214	3,201,702

		7,156,772
Industrial Conglomerates — 2.6%
3M Co.	333,066	63,725,518
Danaher Corp.	340,608	29,132,202
General Electric Co.	4,880,559	145,440,658
Honeywell International, Inc.	424,499	53,007,190
Roper Technologies, Inc.	57,958	11,967,748

		303,273,316
Insurance — 2.7%
Aflac, Inc.	226,873	16,430,143
Allstate Corp.	206,927	16,862,481
American International Group, Inc.	522,158	32,598,324
Aon PLC	147,788	17,540,958
Arthur J Gallagher & Co.	99,466	5,623,808
Assurant, Inc.	31,301	2,994,567
Chubb Ltd.	259,502	35,357,147
Cincinnati Financial Corp.	81,869	5,916,673
Hartford Financial Services Group, Inc.	212,637	10,221,461
Lincoln National Corp.	122,925	8,045,441
Loews Corp.	158,364	7,406,684
Marsh & McLennan Cos., Inc.	288,228	21,297,167
MetLife, Inc.	610,733	32,258,917
Principal Financial Group, Inc.	148,648	9,381,175
Progressive Corp.	320,760	12,567,377
Prudential Financial, Inc.	241,696	25,784,129
Torchmark Corp.	59,308	4,569,088
Travelers Cos., Inc.	156,018	18,806,410
Unum Group	125,713	5,894,682
Willis Towers Watson PLC	72,323	9,466,357

Common Stocks	Shares	Value
Insurance (continued)
XL Group Ltd.	143,588	$5,723,418

		304,746,407
Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc. (a)	221,485	196,355,312
Expedia, Inc.	67,173	8,475,218
Netflix, Inc. (a)	240,946	35,614,228
Priceline Group, Inc. (a)	27,527	48,997,234
TripAdvisor, Inc. (a)(c)	62,850	2,712,606

		292,154,598
Internet Software & Services — 4.5%
Akamai Technologies, Inc. (a)	97,177	5,801,467
Alphabet, Inc., Class A (a)	166,146	140,858,579
Alphabet, Inc., Class C (a)	165,275	137,105,529
eBay, Inc. (a)	566,727	19,025,026
Facebook, Inc., Class A (a)	1,317,118	187,096,612
VeriSign, Inc. (a)(c)	48,767	4,248,093
Yahoo!, Inc. (a)	492,598	22,861,473

		516,996,779
IT Services — 3.7%
Accenture PLC, Class A	348,461	41,773,505
Alliance Data Systems Corp.	30,716	7,648,284
Automatic Data Processing, Inc.	251,232	25,723,644
Cognizant Technology Solutions Corp., Class A (a)	341,660	20,335,603
CSRA, Inc.	80,926	2,370,323
Fidelity National Information Services, Inc.	185,229	14,747,933
Fiserv, Inc. (a)	120,593	13,905,579
Global Payments, Inc. (c)	83,574	6,742,750
International Business Machines Corp.	479,536	83,506,399
Mastercard, Inc., Class A	526,877	59,257,856
Paychex, Inc.	180,992	10,660,429
PayPal Holdings, Inc. (a)	630,129	27,108,150
Teradata Corp. (a)(c)	73,204	2,278,108
Total System Services, Inc.	87,907	4,699,508
Visa, Inc., Class A	1,039,049	92,340,285
Western Union Co.	278,703	5,671,606
Xerox Corp.	454,670	3,337,278

		422,107,240
Leisure Products — 0.1%
Hasbro, Inc.	63,962	6,384,687
Mattel, Inc.	198,376	5,080,409

		11,465,096
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	181,955	9,619,961
Illumina, Inc. (a)	82,017	13,995,381
Mettler-Toledo International, Inc. (a)	14,839	7,106,545

4	S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Life Sciences Tools & Services (continued)
PerkinElmer, Inc.	58,664	$3,406,032
Thermo Fisher Scientific, Inc.	218,133	33,505,229
Waters Corp. (a)(c)	44,614	6,973,614

		74,606,762
Machinery — 1.5%
Caterpillar, Inc.	329,455	30,560,246
Cummins, Inc.	85,392	12,911,270
Deere & Co.	164,816	17,941,870
Dover Corp.	84,217	6,766,836
Flowserve Corp.	71,219	3,448,424
Fortive Corp.	167,445	10,083,538
Illinois Tool Works, Inc.	175,096	23,194,967
Ingersoll-Rand PLC	142,865	11,617,782
PACCAR, Inc.	193,946	13,033,171
Parker Hannifin Corp.	73,655	11,808,369
Pentair PLC	93,436	5,865,912
Snap-on, Inc.	32,725	5,519,726
Stanley Black & Decker, Inc.	86,844	11,538,962
Xylem, Inc.	104,012	5,223,483

		169,514,556
Media — 3.2%
CBS Corp., Class B	210,510	14,600,974
Charter Communications, Inc., Class A (a)	120,476	39,434,204
Comcast Corp., Class A	2,648,553	99,559,107
Discovery Communications, Inc., Class A (a)(c)	87,189	2,536,328
Discovery Communications, Inc., Class C (a)(c)	108,273	3,065,209
DISH Network Corp., Class A (a)(c)	126,387	8,024,311
Interpublic Group of Cos., Inc.	211,439	5,195,056
News Corp., Class A	216,800	2,818,400
News Corp., Class B	53,983	728,770
Omnicom Group, Inc.	132,622	11,433,343
Scripps Networks Interactive, Inc., Class A	51,301	4,020,459
TEGNA, Inc.	116,701	2,989,880
Time Warner, Inc.	433,364	42,343,996
Twenty-First Century Fox, Inc., Class A	565,110	18,303,913
Twenty-First Century Fox, Inc., Class B	277,146	8,807,700
Viacom, Inc., Class B	196,718	9,170,993
Walt Disney Co.	813,964	92,295,378

		365,328,021
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. (a)	732,926	9,791,891
Newmont Mining Corp.	292,676	9,646,601
Nucor Corp.	174,648	10,429,979

		29,868,471

Common Stocks	Shares	Value
Multi-Utilities — 1.3%
Alliant Energy Corp.	131,785	$5,220,004
Ameren Corp.	138,685	7,570,814
CenterPoint Energy, Inc.	239,653	6,607,233
CMS Energy Corp.	161,532	7,226,942
Consolidated Edison, Inc.	168,622	13,095,185
Dominion Resources, Inc.	350,338	27,175,719
DTE Energy Co.	99,140	10,123,185
NiSource, Inc.	171,232	4,073,609
PG&E Corp.	283,253	18,796,669
Public Service Enterprise Group, Inc.	280,093	12,422,125
SCANA Corp.	80,345	5,250,546
Sempra Energy	140,939	15,573,759
WEC Energy Group, Inc.	173,557	10,522,761

		143,658,551
Multiline Retail — 0.4%
Dollar General Corp.	140,578	9,802,504
Dollar Tree, Inc. (a)	130,422	10,232,910
Kohl’s Corp.	94,809	3,774,346
Macy’s, Inc.	162,701	4,822,458
Nordstrom, Inc.	63,193	2,942,898
Target Corp.	314,065	17,333,247

		48,908,363
Oil, Gas & Consumable Fuels — 5.5%
Anadarko Petroleum Corp.	314,084	19,473,208
Apache Corp.	210,175	10,800,893
Cabot Oil & Gas Corp.	259,925	6,214,807
Chesapeake Energy Corp. (a)(c)	413,963	2,458,940
Chevron Corp.	1,057,985	113,595,849
Cimarex Energy Co.	55,021	6,574,459
Concho Resources, Inc. (a)	83,989	10,779,148
ConocoPhillips	694,728	34,646,085
Devon Energy Corp.	288,473	12,035,094
EOG Resources, Inc.	323,799	31,586,592
EQT Corp.	99,368	6,071,385
Exxon Mobil Corp.	2,317,596	190,066,048
Hess Corp.	149,974	7,230,247
Kinder Morgan, Inc.	1,072,849	23,323,737
Marathon Oil Corp.	484,287	7,651,735
Marathon Petroleum Corp.	298,006	15,061,223
Murphy Oil Corp.	89,531	2,559,691
Newfield Exploration Co. (a)	106,035	3,913,752
Noble Energy, Inc.	240,725	8,266,497
Occidental Petroleum Corp.	429,470	27,211,219
ONEOK, Inc.	114,308	6,337,236
Phillips 66	247,597	19,614,634
Pioneer Natural Resources Co.	95,716	17,825,191
Range Resources Corp.	103,334	3,007,019
Southwestern Energy Co. (a)(c)	276,092	2,255,672
Tesoro Corp.	68,192	5,527,644
Valero Energy Corp.	254,017	16,838,787

S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2017	5

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.	465,436	$13,772,251

		624,699,043
Personal Products — 0.1%
Coty, Inc., Class A	274,000	4,967,620
Estee Lauder Cos., Inc., Class A	122,959	10,425,694

		15,393,314
Pharmaceuticals — 5.0%
Allergan PLC	187,836	44,877,777
Bristol-Myers Squibb Co.	936,620	50,933,396
Eli Lilly & Co.	542,601	45,638,170
Johnson & Johnson	1,515,505	188,756,148
Mallinckrodt PLC (a)	58,015	2,585,729
Merck & Co., Inc.	1,534,616	97,509,501
Mylan NV (a)	253,557	9,886,187
Perrigo Co. PLC	77,693	5,158,038
Pfizer, Inc.	3,327,797	113,843,935
Zoetis, Inc.	278,783	14,878,649

		574,067,530
Professional Services — 0.3%
Dun & Bradstreet Corp.	20,525	2,215,469
Equifax, Inc.	66,736	9,125,481
Nielsen Holdings PLC	186,879	7,719,971
Robert Half International, Inc.	69,558	3,396,517
Verisk Analytics, Inc. (a)	84,609	6,865,174

		29,322,612
Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities, Inc.	47,840	5,287,277
American Tower Corp. (c)	239,626	29,124,144
Apartment Investment & Management Co., Class A	84,842	3,762,743
AvalonBay Communities, Inc. (c)	75,834	13,923,122
Boston Properties, Inc.	87,074	11,529,468
Crown Castle International Corp.	202,840	19,158,238
Digital Realty Trust, Inc. (c)	88,071	9,369,874
Equinix, Inc.	43,592	17,452,929
Equity Residential	202,236	12,583,124
Essex Property Trust, Inc.	36,444	8,437,879
Extra Space Storage, Inc.	72,429	5,387,993
Federal Realty Investment Trust	40,554	5,413,959
GGP, Inc.	333,814	7,737,809
HCP, Inc.	267,509	8,367,682
Host Hotels & Resorts, Inc.	400,026	7,464,485
Kimco Realty Corp.	249,356	5,508,274
Macerich Co.	64,171	4,132,612
Mid-America Apartment Communities, Inc.	63,709	6,481,754
Prologis, Inc.	300,193	15,574,013
Public Storage	83,987	18,385,594
Realty Income Corp. (c)	149,916	8,924,500

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Regency Centers Corp.	86,603	$5,749,573
Simon Property Group, Inc. (c)	179,497	30,878,869
SL Green Realty Corp.	55,087	5,873,376
UDR, Inc. (c)	154,243	5,592,851
Ventas, Inc.	195,979	12,746,474
Vornado Realty Trust	94,927	9,522,127
Welltower, Inc. (c)	199,872	14,154,935
Weyerhaeuser Co.	414,808	14,095,176

		322,620,854
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (a)	167,689	5,833,900
Road & Rail — 0.9%
CSX Corp.	518,541	24,138,084
JB Hunt Transport Services, Inc.	46,539	4,269,488
Kansas City Southern	62,228	5,336,673
Norfolk Southern Corp.	163,834	18,344,493
Ryder System, Inc.	30,042	2,266,368
Union Pacific Corp.	453,928	48,080,054

		102,435,160
Semiconductors & Semiconductor Equipment — 3.4%
Advanced Micro Devices, Inc. (a)(c)	422,889	6,153,035
Analog Devices, Inc.	205,339	16,827,531
Applied Materials, Inc.	604,690	23,522,441
Broadcom Ltd.	224,101	49,069,155
Intel Corp.	2,643,915	95,366,014
KLA-Tencor Corp.	88,464	8,410,272
Lam Research Corp.	89,971	11,548,678
Microchip Technology, Inc.	120,563	8,895,138
Micron Technology, Inc. (a)	581,953	16,818,442
NVIDIA Corp.	329,469	35,889,058
Qorvo, Inc. (a)	68,083	4,667,770
QUALCOMM, Inc.	827,324	47,438,758
Skyworks Solutions, Inc.	104,150	10,204,617
Texas Instruments, Inc.	558,089	44,959,650
Xilinx, Inc.	141,911	8,215,228

		387,985,787
Software — 4.6%
Activision Blizzard, Inc.	390,124	19,451,583
Adobe Systems, Inc. (a)	277,175	36,068,783
Autodesk, Inc. (a)	108,815	9,409,233
CA, Inc.	176,029	5,583,640
Citrix Systems, Inc. (a)	88,964	7,418,708
Electronic Arts, Inc. (a)	174,366	15,609,244
Intuit, Inc.	137,187	15,912,320
Microsoft Corp.	4,320,571	284,552,806
Oracle Corp.	1,677,601	74,837,781
Red Hat, Inc. (a)(c)	102,315	8,850,247
salesforce.com, Inc. (a)	366,957	30,270,283
Symantec Corp.	342,515	10,508,360

6	S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Software (continued)
Synopsys, Inc. (a)	82,366	$5,941,060

		524,414,048
Specialty Retail — 2.4%
Advance Auto Parts, Inc.	39,845	5,907,420
AutoNation, Inc. (a)	32,043	1,355,099
AutoZone, Inc. (a)	16,098	11,639,659
Bed Bath & Beyond, Inc.	82,376	3,250,557
Best Buy Co., Inc.	153,821	7,560,302
CarMax, Inc. (a)	103,329	6,119,143
Foot Locker, Inc.	71,263	5,331,185
Gap, Inc.	118,805	2,885,773
Home Depot, Inc.	681,136	100,011,199
L Brands, Inc.	138,097	6,504,369
Lowe’s Cos., Inc.	485,475	39,910,900
O’Reilly Automotive, Inc. (a)	51,702	13,951,268
Ross Stores, Inc.	219,097	14,431,919
Signet Jewelers Ltd.	36,503	2,528,563
Staples, Inc.	358,219	3,141,581
Tiffany & Co.	61,753	5,885,061
TJX Cos., Inc.	367,167	29,035,566
Tractor Supply Co.	70,057	4,831,831
Ulta Salon Cosmetics & Fragrance, Inc. (a)	32,427	9,249,153

		273,530,548
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	2,933,639	421,446,579
Hewlett Packard Enterprise Co.	933,272	22,118,546
HP, Inc.	949,286	16,973,233
NetApp, Inc.	156,153	6,535,003
Seagate Technology PLC	170,045	7,810,167
Western Digital Corp.	158,426	13,074,898

		487,958,426
Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	156,488	6,467,649
Hanesbrands, Inc.	221,534	4,599,046
Michael Kors Holdings Ltd. (a)	90,090	3,433,330
NIKE, Inc., Class B	743,041	41,409,675
PVH Corp.	43,071	4,456,556
Ralph Lauren Corp.	31,377	2,560,991
Under Armour, Inc., Class A (a)(c)	103,468	2,046,597
Under Armour, Inc., Class C (a)	105,511	1,930,851

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	183,396	$10,081,278

		76,985,973
Thrifts & Mortgage Finance — 0.0%
People’s United Financial, Inc.	167,028	3,039,910
Tobacco — 1.8%
Altria Group, Inc.	1,082,601	77,319,363
Philip Morris International, Inc.	867,883	97,983,991
Reynolds American, Inc.	461,720	29,097,594

		204,400,948
Trading Companies & Distributors — 0.2%
Fastenal Co.	161,300	8,306,950
United Rentals, Inc. (a)	48,462	6,060,173
W.W. Grainger, Inc.	29,709	6,915,067

		21,282,190
Water Utilities — 0.1%
American Water Works Co., Inc.	101,915	7,925,930
Total Long-Term Investments (Cost — $7,528,507,183) — 99.2%		11,340,407,025
Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.11% (b)(d)(e)	54,203,514	54,225,195
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68%, (b)(d)	60,000,564	60,000,564
Total Short-Term Securities (Cost — $114,212,763) — 1.0%		114,225,759
Total Investments (Cost — $7,642,719,946*) — 100.2%		11,454,632,784
Liabilities in Excess of Other Assets — (0.2)%		(25,864,087)

Net Assets — 100.0%		$11,428,768,697

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$7,336,271,738

Gross unrealized appreciation	$4,258,737,241
Gross unrealized depreciation	(140,376,195)

Net unrealized appreciation	$4,118,361,046

S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2017	7

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Shares Purchased	Shares Sold	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock, Inc.	60,705	7,356	—	68,061	$26,102,074	$161,645		—	$195,757
BlackRock Cash Funds: Institutional, SL Agency Shares	67,939,998	—	(13,736,484)[1]	54,203,514	$54,225,195	66,468	[2]	$178	5,321
BlackRock Cash Funds: Treasury, SL Agency Shares	485,190,196	—	(425,189,632)[1]	60,000,564	$60,000,564	362,189		—	—
PNC Financial Services Group, Inc.	242,967	28,878	—	271,845	$32,686,643	133,632		—	709,613
Total					$173,014,476	$723,934		$178	$910,691

[1]    Represents net shares sold.

[2]    Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Security, or a portion of the security, is on loan.

(d)	Current yield as of period end.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
622	S&P 500 E-Mini Index	June 2017	$73,371,120	$259,742

8	S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2017	9

Schedule of Investments (concluded)	S&P 500 Index Master Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$11,340,407,025	—	—	$11,340,407,025
Short Term Securities:
Money Market Funds	114,225,759	—	—	114,225,759

Total	$11,454,632,784	—	—	$11,454,632,784

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$259,742	—	—	$259,742
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2017, there were no transfers between levels.

10	S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2017

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Partners Funds Group
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date: May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	May 25, 2017

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	May 25, 2017